[Logo] Limited Term New York Municipal Fund

Tax-Free Income for Cautious New York Investors

Annual Report

December 31, 1997

[GRAPHIC OMITTED]

[LOGO]OPPENHEIMERFUNDS
       THE RIGHT WAY TO INVEST

(photo of Bridget Macaskill)

Bridget A. Macaskill
President
Limited Term New York
Municipal Fund


DEAR SHAREHOLDER,

     These have been very positive times for many American investors. The U.S. economy has continued to grow at a moderate pace, unemployment has fallen to its lowest level in 30 years and inflation has also fallen to a record low. In fact, long-term interest rates have fallen to their lowest level since the government began issuing 30-year Treasury bonds in 1977.

     What benefits does this provide to the average American? First, when unemployment levels are low, many individuals tend to feel a greater sense of job security and can command higher wages because there are fewer unemployed workers vying for their jobs. Second, many homeowners are opting to refinance their existing home mortgage loans and take advantage of lower financing rates. And third, because wages are increasing faster than the rate of inflation, a paycheck may stretch further and investors, as consumers, are able to enjoy a higher level of disposable income. This extra income can be put to use in many ways, including allocating more money to investment opportunities.

     Some industry analysts have tempered such positive news by suggesting that if the rate of inflation falls any lower, it might actually trigger a period of deflation, where we see the prices of American goods and services decline. While lower prices may sound like positive news, in reality it isn't because when prices fall too low, it erodes the value of those goods to the producer. That is, when economic conditions force a decrease in the price of goods, companies have to sell more of those items in order to make the same amount of profit, which translates into greater difficulties for corporations to improve their bottom lines.

     At OppenheimerFunds, we do not believe we will see a period of deflation in the United States. The fundamental factors that have driven the U.S. market still appear in place: an economy that's in its eighth year of expansion with moderate growth, low unemployment, virtually no inflation and low interest rates. However, because of economic uncertainties in other parts of the world, particularly Asia, we expect to see slower growth for stocks in 1998 and a year in which double-digit returns from the equity markets are unlikely. It's also possible that we may see investors favor the fixed, more secure interest payments offered from the bond markets.

     In closing, we'd like to reassure you that as professional money managers, we continue to keep a watchful eye on these situations and are closely monitoring your fund's investments. In times like these, your financial advisor can be of invaluable assistance to you in helping review your financial plan and guide your investments accordingly.

     Thank you for your confidence in OppenheimerFunds, The Right Way to Invest. We look forward to helping you reach your investment goals in the future.


       [SIG]

  Bridget A. Macaskill
  January 23, 1998

THE ROCHESTER DIVISION

     The Rochester Division of OppenheimerFunds, Inc. is dedicated to the investment management and distribution of the two Rochester Funds: Rochester Fund Municipals and the Limited Term New York Municipal Fund. Having an investment focus which is limited to a specific sector and region of the municipal market has historically proven to be beneficial. Not only has it enabled portfolio management to apply intensive research to the outstanding universe of New York State municipal bonds, but it has given them an opportunity to develop somewhat unique strategies relative to municipal bond fund management.

ROCHESTER STYLE


     The Rochester Style of management includes researching small issues, story bonds, unrated bonds, and callable bonds in addition to the more conventional municipal bonds. And if, through diligent credit research and active portfolio management, we believe these bonds can enhance fund performance and/or yield, the Rochester Style of management often includes buying them. While it is true that these types of bonds are often not considered by other funds, Limited Term New York Municipal Fund is not your typical fund.

     For example, it is our opinion that a portfolio of 40 AAA insured bonds of similar maturities issued by four or five entities may look great, but that it offers little real world diversification. Similarly, while unrated bonds may not appeal to an individual investor, it is our opinion that there can be a significant yield advantage inherent in them(1). That's because there has been no fee deducted from the yield to pay for an alphabet letter rating from a rating agency.

     We believe there are great, often overlooked, opportunities out there and that in a well diversified fund (Limited Term New York Municipal Fund has a portfolio of 898 different securities as of 12/31/97) there can be a place for such "alternative" holdings.

                    THE FUND'S BROADLY DIVERSIFIED PORTFOLIO
                        By Municipal Sector on 12/31/97
                         as a percentage of investments

                              [Graphic Pie-Chart]


----------
     (1) Small issues are typically less liquid than equivalent quality large issues. However, issuers of comparatively smaller debt are often more flexible in their ability to negotiate terms. And, while lower rated and unrated bonds generally involve greater risk than bonds in the higher rated categories as determined by S&P and Moody's rating services, in a well diversified fund, we believe the credit risk is justified.

                        General Obligation                    25.6%
                        Hospital/Healthcare                   14.5%
                        Multi-Family Housing                   8.1%
                        Resource Recovery                      7.4%
                        Single-Family Housing                  6.7%
                        Electric Utilities                     6.0%
                        Higher Education                       5.1%
                        Lease Rental                           4.1%
                        Marine/Aviation Facilities             4.1%
                        Sales Tax Revenue                      3.1%
                        Corporate Backed                       3.1%
                        Highways/Railways                      2.6%
                        Water Utilities                        2.3%
                        NonProfit Organization                 1.9%
                        Pollution Control                      1.4%
                        Manufacturing, Non-Durable Goods       1.3%
                        Education                              1.2%
                        Manufacturing, Durable Goods           1.0%
                        Other                                  0.5%

MAXIMIZING THE RISK/REWARD TRADE-OFF

     A fundamental reason for investing in Limited Term New York Municipal Fund is the attractive risk/reward trade-off it offers. Bonds and bond funds with shorter maturities carry less market price risk with close to the same reward than longer term bonds and bond funds.

     As you can see from the chart to the right, 5-year bonds have recently captured most of the yield of long-term bonds. At 12/31/97, 5-year bonds were earning over 80% of the yield of the 30-year bond(1). The Limited Term New York Municipal Fund attempts to maintain an average effective maturity of 5 years or less. Past performance is not a guarantee of future results.

     In addition, we take the process of balancing risk and reward one step further. We "ladder" the maturities of the individual bonds in the Fund to control maturity exposure and further limit price risk.

----------
     (1) Data Source: Bloomberg Business News


                               [yield curve chart]


     Laddering involves building a portfolio of bonds with staggered maturities, so that a portion of the portfolio will mature at varying points in time. To maintain the ladder, money that comes in from currently maturing bonds is invested in bonds with maturities further up the ladder.

     Consider an environment of increasing interest rates; as the bonds at the bottom of the ladder mature, we have the opportunity to reinvest the proceeds at the new higher yields at the top. In a falling interest rate scenario, rising bond prices will accompany lower yields. As the bonds at the bottom of the ladder mature, we replace those bonds at the top with lower yields. However, the remaining bonds in the ladder should move up in price. Over time, this laddering process tends to produce a portfolio with the income of longer maturity bonds, but the price stability of shorter maturity bonds.

1997 In
Review

                            [Photo--Ronald Fielding]

                                                  Ronald H. Fielding
                                                  CFA, Senior Vice
                                                  President,
                                                  OppenheimerFunds, Inc.
                                                  and Chairman of the
                                                  Rochester Division


To Fellow Shareholders,

     It is a pleasure to bring you Limited Term New York Municipal Fund's Annual Report for the year ended December 31, 1997 and announce that once again, the Fund was able to achieve a high level of current tax-free income with low share price fluctuation during the year for all share classes(1). During the year, the Net Asset Value for Class A Shares varied between $3.24 and $3.34. To further portray the low price flucutation, please note that over the last five years, a period of significant interest rate movement, the price variation has been only between $3.11 and $3.36. In addition, according to Lipper Analytical Services, Inc., LIMITED TERM NEW YORK MUNICIPAL FUND (CLASS A SHARES) WAS THE TOP PERFORMING FUND IN ITS CATEGORY FOR THE ONE AND FIVE YEAR PERIODS ENDED 12/31/97! (That's among 37 and 2 funds in the Other States Short-Intermediate Municipal Debt Fund category, respectively)(2).

     During the year in review, the U.S. economy continued its healthy expansion. In fact, 1997 proved to be the best of all possible worlds for investors, with the economy characterized by low unemployment, healthy growth and subdued inflation. Through April, there existed a sense of nervousness from municipal market participants and the Federal Reserve Board about potential inflationary pressures, and the Fed raised the Federal Funds Rate a quarter of one percent in March. Since then, however, long-term interest rates have steadily declined. This phenomenon contributed to the Fund's increase in net asset value in 1997.

     The economy continues to improve for both New York State and New York City. Both the state itself and many state agencies had their credit ratings upgraded in 1997, and with a strong economy and prudent fiscal management, we expect more credit upgrades in 1998. The state actually recorded a budget surplus for its fiscal year. And New York City was buoyed by strong tax revenues through the year, driven in part by the profits registered by a record year on Wall Street. This gave a particular boost to New York City general obligation bonds.

     Both Class A and Class X Shares of the Fund received a dividend increase during 1997. However, because of generally declining rates over the last several years, we believe it will be necessary to make a slight downward adjustment early in 1998 to reflect changes in market conditions.

     As we enter 1998, we believe conditions for investing in municipal bonds should remain good. Interest rate levels on municipal bonds, though lower now than during the past few years, are still very attractive compared to taxable bonds or low dividend levels on stocks. Municipal bonds can be a refuge for those weary of current stock prices. Very low inflation, a benign interest rate environment and economic growth seem likely to continue. We will continue to monitor the New York municipal market carefully in an attempt to provide our investors with current tax-free income and low share price volatility.

     We appreciate your support, welcome new shareholders, and look forward to serving your investment needs in the years ahead.


Sincerely,

        [SIG]

  Ronald H. Fielding
  Portfolio Manager

----------
     (1) A portion of the Fund's income may be subject to income taxes. The Fund distributed no capital gains in 1997, but if any are distributed in the future, they would be taxable as capital gains. For investors subject to the alternative minimum tax, a portion of the Fund's distributions may increase that tax.

     (2) Based on total return as calculated by Lipper Analytical Services, Inc. Lipper calculations do not include sales charges, which if included, would reduce performance results.

All performance information provided represents past performance and is not predictive of future investment performance. The investment return and principal value of an investment in the Fund will fluctuate with market conditions, so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

The Value of $10,000 invested in
Limited Term New York Municipal Fund
Class A-since inception

                         (Municipal Fund Class-A Chart)

--Limited Term New York Municipal Fund-Class A
--Consumer Price Index (CPI)



              Total Return
                                 Cumulative             Average       Annual
                               NAV         MOP           NAV           MOP
Class A Shares
1 Year                         8.01%      4.23%          8.01%         4.23%
5 Years                       36.52%     31.74%          6.42%         5.67%
Life of Fund                  55.89%     50.44%          7.32%         6.71%
(Inception date: 9/18/91)

Class B Shares
Life of Fund                   5.89%      1.89%
(Inception date: 5/01/97)

Class C Shares
Life of Fund                   5.58%      4.58%
(Inception date: 5/01/97)

Class X Shares
1 Year                         7.44%      4.94%          7.44%         4.94%
Life of Fund                  18.64%     17.14%          6.62%         6.11%
(Inception date: 5/01/95)

                                      *****

For periods ending 12/31/97. NAV stands for Net Asset Value and returns at NAV do not reflect payment of a sales charge. MOP stands for Maximum Offering Price, and calculations at MOP include the 3.50% maximum initial sales charge for Class A shares. Class A share returns show results of hypothetical investments on 12/31/96, 12/31/92 and 9/18/91. Class X returns at MOP show results of hypothetical investments on 12/31/96 and 5/1/95, after deduction of the applicable contingent deferred sales charge of 2.50% (1 year) and 1.50% (inception of class). All returns include change in share price and assume reinvestment of dividends and capital gains at net asset value.

     Class A Shares of the Fund have earned Morningstar's highest 5-star overall rank. 3-year and 5-year Morningstar rankings for the period ended 12/31/97 are five stars and five stars respectively. 1494 and 720 municipal funds were rated for these 3- and 5-year periods, respectively(1).

----------
     (1) Overall star rankings are based on a weighted average of the Fund's 3-year and 5-year rankings. Ten percent of the funds in an investment category receive five stars (highest), 22.5% receive four stars (above average), 35% receive three stars (average), 22.5% receive two stars (below average), and 10% receive one star (lowest), Morningstar, Inc., is a nationally recognized mutual fund rating service. Morningstar proprietary star rankings reflect historical risk-adjusted total return as of December 31, 1997. The rankings are subject to change every month. Rankings are based on past performance, which is no guarantee of future results. Morningstar rankings are calculated from the fund's three-, five-, and ten-year average annual returns in excess of 90-day Treasury bill returns with appropriate fee adjustments, and a risk factor that reflects fund performance below 90-day T-bill returns.


                                TAX-FREE INCOME

     The Limited Term New York Municipal Fund provides individual investors with the opportunity to earn income free of federal, New York State and New York City personal income taxes(1). At a time when the combined effect of these income taxes could leave you with less than $60 of every $100 earned by a fully taxable investment, many investors are taking advantage of this opportunity(2).

----------
     (1) A portion of the Fund's distributions in the future may be subject to federal, state or local income taxes. Capital gains distributions, if any, are taxable as capital gains. For investors subject to alternative minimum tax, some of the Fund's distributions may increase that tax.

     (2) Assumes a maximum 39.6% federal income tax rate.

                               STANDARDIZED YIELD
                         For the 30 days ended 12/31/97

          Class A             Class B          Class C           Class X
           3.93%               3.27%            3.31%             3.55%

Standardized yield is net investment income calculated on a yield-to-maturity basis for the 30-day period ended 12/31/97, divided by the maximum offering price at the end of the period, compounded semiannually and then annualized. Falling net asset values will tend to artificially raise yields.

                              THE INVESTMENT TEAM

                           (photo of Anthony Tanner)

Anthony A.
Tanner,
CFA; Vice
President and
Portfolio
Manager,
Rochester Division

     Tony's efforts as Portfolio Manager focus on screening the universe of New York municipal bonds available in both the secondary and primary markets and valuing and selecting those bonds which may best enable The Rochester Funds to achieve their objectives. He also manages the overall research efforts of the portfolio management team.

"We believe that it is our diligent research that offers our New York investors something different. If I can find bonds with a little more yield, and without additional risk, I feel as though I've done my job."

                            (photo of Richard Stein)

Richard A.
Stein,
CFA; Vice
President - Credit
Analysis,
Rochester Division



     Rich directs the credit research activities at the Rochester Division. This primarily includes the analysis and surveillance of all high yield issues, with a particular emphasis on unrated and unenhanced private placement bonds.

"Over the years, we have discovered that it pays to do our homework. Though buying lower rated or non-rated bonds may scare some individual investors, we believe that there can be a place for it in a fund. It's an approach that not only broadens the diversity of the Fund's holdings but has the potential to both reduce risk and increase yield."

                           (photo of Daniel Loughran)

Daniel G.
Loughran,
CFA;
Assistant Vice
President and
Senior Research
Analyst,
Rochester Division


     Dan assists in the trading, research and credit analysis activities of the Rochester Division. His primary responsibilities include executing investment strategy in secondary market trading, and performing quantitative analysis of investment opportunities.

"We also continue to seek opportunities in undervalued and/or overlooked situations as well as researching bonds issued through smaller agencies including industrial development agencies. We've always said that we get paid to research bonds, and firmly adhere to that conviction."

                            (photo of Michael Rosen)

Michael S.
Rosen,
CFA; President,
Rochester Division



     Over the years, Mike has been instrumental in establishing the Fund's strategies and philosophies. While his direct role in managing The Rochester Funds is minimal, his leadership and presence has been one of the reasons for their success.

"Here in Rochester, we've always believed that investors can benefit from the advice, resources, and experience of a knowledgeable professional. We know that when it comes to something as important as planning your financial future, it makes sense to get the advice of a professionally trained investment representative."


OPPENHEIMERFUNDS FAMILY

REAL ASSET FUNDS
Real Asset Fund                         Gold & Special Minerals Fund

STOCK FUNDS
Developing Markets Fund                 Quest Small Cap Value Fund                  Global Fund
International Small Company Fund        MidCap Fund                                 Quest Global Value Fund
Enterprise Fund                         Capital Appreciation Fund(1)                Disciplined Value Fund
International Growth Fund               Quest Capital Value Fund                    Quest Value Fund
Discovery Fund                          Growth Fund

STOCK & BOND FUNDS
Main Street Income & Growth Fund        Quest Growth & Income Value Fund            Disciplined Allocation Fund
Quest Opportunity Value Fund            Global Growth & Income Fund                 Multiple Strategies Fund(2)
Total Return Fund                       Equity Income Fund                          Bond Fund for Growth

BOND FUNDS
International Bond Fund                 Champion Income Fund                        U.S.Government Trust
High Yield Fund                         Strategic Income Fund                       Limited-Term Government Fund
                                        Bond Fund

MUNICIPAL FUNDS
California Municipal Fund(3)            Pennsylvania Municipal Fund(3)              Rochester Division
Florida Municipal Fund(3)               Municipal Bond Fund                         Rochester Fund Municipals
New Jersey Municipal Fund(3)            Insured Municipal Fund                      Limited Term New York Municipal Fund
New York Municipal Fund(3)              Intermediate Municipal Fund

MONEY MARKET FUNDS(4)
Money Market Fund                       Cash Reserves

LIFESPAN
Growth Fund                             Balanced Fund

----------
     (1) On 12/18/96, the Fund's name was changed from "Target Fund".

     (2) On 3/16/97, the Fund's name was changed from "Asset Allocation Fund".

     (3) Available only to investors in certain states.

     (4) An investment in money market funds is neither insured nor guaranteed by the U.S. government and there can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share.

Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc., Two World Trade Center, NY, NY 10048-0203

(C)Copyright 1998 OppenheimerFunds, Inc. All rights reserved

[LOGO] OPPENHEIMERFUNDS[SM]
       THE RIGHT TO INVEST

LIMITED TERM NEW YORK MUNICIPAL FUND                                         STATEMENT OF INVESTMENTS -- DECEMBER 31, 1997
                                                                                             Effective
 Face Amount                                                                                  Maturity
(000) Omitted          Description                             Coupon        Maturity           Date*         Market Value
--------------------------------------------------------------------------------------------------------------------------
$   452     Albany Hsg. Authority                              0.000%        10/01/12        10/01/02(a)      $    115,716
     40     Albany IDA (152 Washington Avenue)                 7.500         11/01/01        05/01/98(b)            40,330
  1,975     Albany IDA (H. Johnson Office Pk.)                 5.750         03/01/18        03/01/98(d)         1,977,172
    220     Albany IDA (Port of Albany)                        6.250         02/01/05        04/24/02(c)           232,395
     30     Albany IDA (Spectrapark)                           7.150         12/01/98          -----                31,027
     60     Albany IDA (Spectrapark)                           7.250         12/01/99          -----                62,768
     50     Albany IDA (Spectrapark)                           7.500         12/01/03        12/01/98(b)            52,035
  3,525     Albany IDA (Spectrapark)                           7.600         12/01/09        12/01/98(b)         3,688,172
     40     Albany Parking Authority                           0.000         09/15/02          -----                32,518
     25     Albany Parking Authority                           0.000         09/15/03          -----                19,340
    625     Albany Parking Authority                           0.000         09/15/04          -----               430,013
     20     Albany Parking Authority                           0.000         09/15/05          -----                14,003
  1,610     Albany Parking Authority                           6.850         11/01/12(s)     11/01/01(b)         1,766,830
  5,015     Albany Parking Authority                           7.150         09/15/16(s)     09/15/01(b)         5,424,926
    275     Albany Water Finance Authority                     7.500         12/01/17        12/01/98(b)           289,077
    645     Allegany IDA (Alfred University)                   6.900         09/01/99          -----               650,328
    100     Allegany IDA (Atlantic Richfield)                  6.625         09/01/16        09/01/02(b)           108,968
    300     American Samoa Power Authority                     6.700         09/01/98          -----               304,977
    300     American Samoa Power Authority                     6.750         09/01/99          -----               311,202
    700     American Samoa Power Authority                     6.800         09/01/98          -----               712,068
    700     American Samoa Power Authority                     6.900         09/01/99          -----               727,804
    700     American Samoa Power Authority                     7.000         09/01/00          -----               742,735
  3,400     Amherst IDA (Amherst Rink)                         5.550         10/01/17(s)     10/01/09(b)         3,452,496
     50     Auburn IDA (Alcoa)                                 7.600         12/01/98          -----                51,282
    555     Babylon IDA (WWH Ambulance)                        7.000         09/15/01        04/12/00(c)           587,318
     65     Baldwinsville Development Corp.                    7.200         06/01/10        07/01/98(b)            67,117
    755     Batavia Hsg. Authority (Trocaire Place)            7.650         04/01/08        12/30/03(c)           821,689
    100     Battery Park City Authority                        5.650         12/01/13(s)     06/01/98(b)           100,001
    735     Blauvelt Volunteer Fire Co.                        6.000         10/15/08        04/23/04(c)           747,297
     40     Brookhaven GO                                      6.400         10/01/10        10/01/02(b)            44,025
    185     Brookhaven IDA (Dowling College)                   6.200         03/01/01          -----               194,006
    195     Brookhaven IDA (Dowling College)                   6.300         03/01/02          -----               206,743
    205     Brookhaven IDA (Dowling College)                   6.400         03/01/03          -----               219,932
    145     Brookhaven IDA (Farber)                            6.188(v)      12/01/98        06/01/98(f)           145,000
     30     Broome IDA (Industrial Park)                       7.450         12/01/98          -----                30,289
  1,400     Carnegie Redevelopment Corp.                       6.250         09/01/05        12/04/01(c)         1,478,148
  1,550     Carnegie Redevelopment Corp.                       6.500         09/01/11        05/17/09(c)         1,671,288
    505     Clifton Park (Caldor)                             11.250         12/01/12        12/01/98(b)           523,382
  1,215     Clifton Springs Hospital & Clinic                  7.000         01/01/01        01/16/00(c)         1,256,747
     35     Colonie IDA (Homeowner Association)                7.250         10/01/02        04/01/98(b)            35,127
     25     Cortland IDA (Paul Bunyon)                         8.000         07/01/00        07/01/98(b)            25,657
    275     Dutchess IDA (Bard College)                        6.500         11/01/03          -----               298,664
  1,175     Dutchess Res Rec (Solid Waste)                     6.800         01/01/10        01/01/03(b)         1,259,436
    290     Elmira HDC                                         7.500         08/01/08        02/01/98(b)           300,391
     15     Elmira HDC                                         7.500         08/01/09        02/01/98(b)            15,537
    440     Erie IDA (FMC Corp.)                               6.000         02/01/03        02/01/98(b)           450,811
    295     Erie IDA (Medaille College)                        7.400         12/30/02        02/19/01(c)           313,252
     40     Erie IDA (Medishield)                              7.200         08/01/04        08/01/98(b)            40,342
    775     Erie IDA (Mercy Hospital)                          5.900         06/01/03        07/12/01(c)           803,722
    940     Essex IDA (International Paper)                    6.500         05/01/06        05/01/98(b)           948,460
  2,575     Franklin IDA (COP)                                 8.125         08/01/06        10/09/03(c)         2,997,867
  1,695     Franklin IDA (Correctional Facilities)             6.375         11/01/02        12/16/00(c)         1,749,799
     60     Franklin IDA (Correctional Facilities)             6.750         11/01/12(s)     11/01/02(b)            65,588
  2,120     Franklin SWMA                                      6.000         06/01/05        11/19/03(c)         2,208,340
  1,350     Franklin SWMA                                      6.125         06/01/09        12/28/07(c)         1,402,245
 11,635     Guam Airport Authority                             6.600         10/01/10        10/01/03(b)        12,753,938
  2,750     Guam GO                                            5.750         09/01/04        03/01/99(b)         2,785,008
  1,000     Guam GO                                            5.900         09/01/05        03/01/99(b)         1,013,620
    175     Guam Government Limited Obligation, Series A       7.000         11/15/04        11/15/99(a)           187,619
  1,200     Guam Power Authority                               6.300         10/01/12(s)     10/01/04(b)         1,269,324
  3,030     Guam Power Authority                               6.375         10/01/08        10/01/02(b)         3,243,888

LIMITED TERM NEW YORK MUNICIPAL FUND                                         STATEMENT OF INVESTMENTS -- DECEMBER 31, 1997
                                                                                             Effective
 Face Amount                                                                                  Maturity
(000) Omitted          Description                             Coupon        Maturity           Date*         Market Value
--------------------------------------------------------------------------------------------------------------------------
$ 2,950     Guam Power Authority                               6.625%        10/01/14(s)     10/01/04(b)      $  3,233,466
    890     Hamilton Elderly Hsg.                             11.250         01/01/15(s)     05/01/98(b)           931,082
  1,500     Hempstead IDA (Nassau Dist. Energy)                7.750         09/15/15(s)     03/15/98(b)         1,509,225
     20     Hempstead IDA (UCP)                                7.500         10/01/09        10/01/99(b)            21,220
  2,700     Herkimer Hsg. Authority                            7.150         03/01/11(s)     09/01/06(b)         2,953,908
  1,560     Herkimer IDA (Burrows Paper)                       7.250         01/01/01        01/20/00(c)         1,593,134
  1,000     Herkimer IDA (Burrows Paper)                       8.000         01/01/09        10/28/05(c)         1,044,310
    475     Hudson IDA (Have, Inc.)                            7.125         12/01/07        01/01/04(c)           497,909
     90     Islip IDA (WJL Realty)                             7.400         03/01/99          -----                91,049
  1,160     Islip Res Rec                                      5.850         07/01/02          -----             1,242,163
    330     Jamestown GO                                       7.000         03/15/99          -----               341,883
    250     Jamestown GO                                       7.000         03/15/00          -----               265,305
  3,200     Jamestown Hsg. Authority                           6.125         07/01/10        08/17/05(c)         3,327,392
    460     Jefferson IDA (Stature Electric)                   7.500         08/01/99        02/01/98(b)           465,906
    420     Lincoln Towers Hsg. Corp.                         11.250         01/01/15(s)     05/01/98(b)           439,110
     86     Locke Fire District #1 (i)                         7.500         07/01/02        01/03/02(c)            91,933
  1,705     Madison IDA (Morrisville College)                  6.750         07/01/07        04/12/03(c)         1,787,863
    210     Medina Hsg. Corp.                                  8.250         08/15/11(s)     02/15/98(b)           217,942
    595     Middleton IDA (Fleurchem)                          7.125         12/01/08        09/19/04(c)           625,607
    810     Middleton IDA (Southwinds)                         7.250         03/01/03        04/21/01(c)           848,872
      5     Monroe County Airport                              0.000         01/01/04          -----                 3,874
     30     Monroe County GO                                   6.100         05/01/03          -----                30,527
  2,815     Monroe IDA (Al Sigl Center)                        6.125         12/15/08        07/13/04(c)         3,046,140
  1,210     Monroe IDA (Al Sigl Center)                        6.375         12/15/05        11/01/02(c)         1,273,198
  1,135     Monroe IDA (Al Sigl Center)                        6.750         12/15/10        01/31/09(c)         1,204,383
     10     Monroe IDA (Cohber)                                7.500         12/01/00        12/01/98(b)            10,349
    100     Monroe IDA (Cohber)                                7.550         12/01/01        12/01/98(b)           102,751
    838     Monroe IDA (Emil Muller)                           6.500         10/01/04        09/04/01(c)           838,967
    360     Monroe IDA (Geva Theatre)                          7.750         04/01/03          -----               361,159
    990     Monroe IDA (Geva Theatre)                          7.750         04/01/02        11/02/00(c)           993,188
      6     Monroe IDA (Hahn)                                  7.250         06/01/98        03/31/98(c)             6,035
     45     Monroe IDA (Hahn)                                  7.250         06/01/98        03/31/98(c)            44,730
     43     Monroe IDA (Palmer)                                6.500         08/01/98        06/08/98(c)            42,978
  2,010     Monroe IDA (Piano Works)                           6.625         11/01/06        04/08/03(c)         2,127,706
    300     Monroe IDA (Roberts Wesleyan College)              6.200         09/01/05          -----               310,524
    195     Monroe IDA (West End Business)                     6.750         12/01/04        09/01/02(c)           204,920
    145     Montgomery IDA (Amsterdam)                         6.000         01/15/98          -----               145,000
    885     Montgomery IDA (Amsterdam)                         6.500         01/15/03        02/17/01(c)           916,630
     50     MTA Service Contract                               7.000         07/01/09        07/01/01(b)            55,508
     30     MTA Service Contract, Series L                     6.000         07/01/15(s)     07/01/98(b)            30,028
    100     MTA Service Contract, Series L                     7.500         07/01/17        07/01/98(b)           103,748
     45     MTA Service Contract, Series L                     7.500         07/01/17        07/01/98(b)            46,687
  5,000     MTA Service Contract, Series P                     5.750         07/01/15        07/01/05(b)         5,153,350
  2,785     MTA Service Contract, Series R                     5.200(w)      07/01/08          -----             2,825,912
  5,160     MTA Service Contract, Series R                     5.200(w)      07/01/08          -----             5,235,800
  1,420     MTA Service Contract, Series R                     5.300(w)      07/01/09          -----             1,442,223
  2,915     MTA Service Contract, Series R                     5.300(w)      07/01/09          -----             2,960,620
     30     MTA Transportation Facility Revenue                7.400         07/01/02        07/01/98(b)            31,128
     65     MTA Transportation Facility Revenue, Series K      6.250         07/01/11        07/01/02(b)            69,208
    345     MTA (Special Obligation)                           6.875         01/01/08        01/01/00(b)           369,912
    430     Nassau IDA (ACLDD)                                 7.250         10/01/04        01/02/02(c)           455,314
  1,090     New Rochelle IDA (CNR)                             6.000         07/01/02        08/11/00(c)         1,160,959
    260     New Rochelle IDA (CNR)                             6.300         07/01/03          -----               282,711
    275     New Rochelle IDA (CNR)                             6.400         07/01/04          -----               299,514
    255     Newark Sr. Citizens Hsg.                           9.000         03/01/11        03/01/98(b)           272,544
    115     Niagara Frontier Transit Authority                 7.000         02/15/00        02/15/98(b)           117,735
  2,100     Niagara IDA (Sevenson Hotel)                       5.750         05/01/03        10/30/00(c)         2,132,550
    665     North Babylon Volunteer Fire Co.                   5.000         08/01/07        11/21/03(c)           686,706
    575     North Country Development Authority                6.600         07/01/02          -----               607,959
  2,995     North Country Development Authority                6.750         07/01/12(s)     07/01/99(b)         3,173,143
     10     Northern Marianas Island Port Authority            7.050         10/01/05        04/01/98(b)            10,172

LIMITED TERM NEW YORK MUNICIPAL FUND                                         STATEMENT OF INVESTMENTS -- DECEMBER 31, 1997
                                                                                             Effective
 Face Amount                                                                                  Maturity
(000) Omitted          Description                             Coupon        Maturity           Date*         Market Value
--------------------------------------------------------------------------------------------------------------------------
$   130     Northern Marianas Island Port Authority            7.050%        10/01/04        04/01/98(b)      $    132,304
  1,460     NYC GO                                             0.000         02/01/02          -----             1,231,846
    630     NYC GO                                             0.000         04/01/01          -----               552,938
     50     NYC GO                                             0.000(+)      02/01/12        02/01/02(b)            41,110
  1,000     NYC GO                                             0.000         02/01/03          -----               803,520
  1,340     NYC GO                                             0.000(+)      05/15/14        05/15/08(b)         1,050,721
     10     NYC GO                                             0.000         08/01/07        08/01/02(b)             8,066
     30     NYC GO                                             0.000         08/01/06        08/01/98(b)            29,593
     50     NYC GO                                             0.000         08/15/01          -----                43,234
  1,500     NYC GO                                             0.000         02/01/01          -----             1,325,370
    170     NYC GO                                             0.000         04/01/00          -----               155,832
  2,000     NYC GO                                             0.000         08/15/00          -----             1,807,120
 17,750     NYC GO                                             5.125         08/01/10          ----- (b)        17,772,898
     15     NYC GO                                             5.625         08/01/14        08/01/06(b)            15,342
     10     NYC GO                                             5.625         10/01/13        10/01/05(b)            10,210
    100     NYC GO                                             5.750         08/15/11        08/15/05(b)           103,864
      5     NYC GO                                             5.750         08/15/14        08/15/05(b)             5,133
     10     NYC GO                                             5.750         05/15/13        05/15/05(b)            10,314
     50     NYC GO                                             5.750         08/15/16        08/15/05(b)            51,361
  1,000     NYC GO                                             5.750         08/15/14        08/15/05(b)         1,027,220
     20     NYC GO                                             5.750         08/15/12        08/15/05(b)            20,722
     25     NYC GO                                             5.750         08/01/15        08/01/05(b)            25,678
    400     NYC GO                                             5.875         03/15/13        03/15/08(b)           420,812
 11,870     NYC GO                                             5.920(r)      08/15/10        08/15/05(b)        11,885,431
  1,750     NYC GO                                             6.000         04/15/09          -----             1,896,458
     90     NYC GO                                             6.000         02/15/12        02/15/07(b)            95,243
     75     NYC GO                                             6.000         02/15/11        02/15/07(b)            79,554
    500     NYC GO                                             6.000         08/01/17(s)     08/01/07(b)           528,650
     15     NYC GO                                             6.000         08/01/06        08/01/99(a)            15,469
     30     NYC GO                                             6.000         08/01/10        08/01/05(b)            31,786
     25     NYC GO                                             6.000         02/15/14        02/15/07(b)            26,228
     50     NYC GO                                             6.000         08/01/16(s)     08/01/08(b)            54,192
  1,075     NYC GO                                             6.000         08/01/17        08/01/09(b)         1,136,598
     35     NYC GO                                             6.000         05/15/15        05/15/05(b)            36,585
     55     NYC GO                                             6.000         08/01/14        02/01/98(b)            55,030
     40     NYC GO                                             6.000         02/15/15        02/15/07(b)            41,916
      5     NYC GO                                             6.000         08/01/06        08/01/99(b)             5,093
     30     NYC GO                                             6.000         08/01/12        02/01/98(b)            30,029
     20     NYC GO                                             6.000         08/01/06        08/01/99(b)            20,517
     20     NYC GO                                             6.125         08/01/11        08/01/06(b)            21,360
  2,000     NYC GO                                             6.250         08/01/12        08/01/08(b)         2,173,260
  2,500     NYC GO                                             6.250         08/01/08          -----             2,773,125
 10,550     NYC GO                                             6.250         08/01/09        08/01/08(b)        11,642,136
    205     NYC GO                                             6.250         08/01/10        08/01/08(b)           224,709
  4,265     NYC GO                                             6.250         08/01/13        08/01/08(b)         4,615,924
     45     NYC GO                                             6.250         10/01/08        10/01/02(b)            49,322
  1,050     NYC GO                                             6.300         08/15/08        08/15/05(b)         1,152,564
  2,105     NYC GO                                             6.375         08/01/07        08/01/02(b)         2,267,064
    970     NYC GO                                             6.375         08/15/10        08/15/05(b)         1,060,259
    135     NYC GO                                             6.375         08/15/11        08/15/05(b)           146,757
 10,000     NYC GO                                             6.375         08/15/12        08/15/05(b)        10,844,500
  1,890     NYC GO                                             6.375         08/01/10        08/01/05(b)         2,065,241
  1,000     NYC GO                                             6.375         02/15/06          -----             1,103,040
    620     NYC GO                                             6.375         08/01/06        08/01/04(b)           667,734
 13,500     NYC GO                                             6.375         08/15/09        08/15/05(b)        14,801,265
     15     NYC GO                                             6.500         12/01/13        06/01/98(b)            15,331
 13,000     NYC GO                                             6.500         08/01/11        08/01/02(b)        14,039,090
     80     NYC GO                                             6.500         08/01/13        08/01/02(b)            86,394
    100     NYC GO                                             6.500         08/01/14        08/15/05(b)           111,190
    110     NYC GO                                             6.500         08/01/05        08/01/02(b)           119,739
    600     NYC GO                                             6.500         02/15/08        02/15/05(b)           662,862

LIMITED TERM NEW YORK MUNICIPAL FUND                                         STATEMENT OF INVESTMENTS -- DECEMBER 31, 1997
                                                                                             Effective
 Face Amount                                                                                  Maturity
(000) Omitted          Description                             Coupon        Maturity           Date*         Market Value
--------------------------------------------------------------------------------------------------------------------------
$     5     NYC GO                                             6.500%        12/01/15        06/01/98(b)      $      5,123
    100     NYC GO                                             6.500         08/01/12        08/01/02(b)           107,993
     50     NYC GO                                             6.500         08/01/16        08/01/05(b)            55,595
    115     NYC GO                                             6.500         08/01/08        08/01/02(b)           124,439
     20     NYC GO                                             6.500         08/01/06        08/01/02(b)            21,642
     90     NYC GO                                             6.500         08/15/18        02/15/98(b)            90,288
     20     NYC GO                                             6.500         12/01/15        06/01/98(a)            20,520
 10,000     NYC GO                                             6.625         02/15/14        02/15/05(b)        11,160,600
    360     NYC GO                                             6.750         10/01/06        10/01/02(a)           403,560
  1,300     NYC GO                                             6.750         10/01/05        10/01/02(a)         1,455,519
      5     NYC GO                                             6.750         01/15/12        01/15/98(b)             5,067
     50     NYC GO                                             6.750         10/01/17        10/01/04(b)            54,960
    365     NYC GO                                             6.750         10/01/06        10/01/02(b)           399,737
    250     NYC GO                                             6.750         10/01/05        10/01/02(b)           274,800
      5     NYC GO                                             7.000         12/01/08        06/01/98(b)             5,131
    455     NYC GO                                             7.000         02/01/01        02/01/98(b)           460,524
     15     NYC GO                                             7.000         08/15/99        02/15/98(b)            15,284
  1,180     NYC GO                                             7.000         08/15/16        08/15/04(b)         1,344,398
      5     NYC GO                                             7.000         02/01/09        02/01/98(b)             5,057
    490     NYC GO                                             7.000         02/01/00        02/01/98(b)           496,003
    180     NYC GO                                             7.000         08/15/16        08/15/04(a)           209,650
      5     NYC GO                                             7.000         02/01/11        02/01/98(a)             5,063
    390     NYC GO                                             7.000         02/01/06        02/01/02(b)           434,105
      5     NYC GO                                             7.000         08/01/09        02/01/98(b)             5,085
    730     NYC GO                                             7.000         10/01/09        10/01/04(b)           810,767
     30     NYC GO                                             7.000         02/01/12        02/01/98(b)            30,362
     15     NYC GO                                             7.000         08/01/16        08/01/02(b)            16,615
  2,860     NYC GO                                             7.000         02/01/06        02/01/02(a)         3,196,908
     55     NYC GO                                             7.000         02/01/17        02/01/02(a)            51,900
     10     NYC GO                                             7.000         08/01/00        02/01/98(b)            10,173
    365     NYC GO                                             7.000         08/01/07          -----               423,732
     15     NYC GO                                             7.000         02/01/17        02/01/02(b)            16,477
     25     NYC GO                                             7.000         10/01/15        10/01/99(b)            26,228
     65     NYC GO                                             7.000         10/01/16        10/01/99(b)            68,192
  9,145     NYC GO                                             7.000         10/01/13        10/01/02(b)        10,156,803
     35     NYC GO                                             7.000         12/01/06        06/01/98(b)            35,685
     15     NYC GO                                             7.000         10/01/18        10/01/99(b)            15,737
      5     NYC GO                                             7.000         08/15/07        02/01/98(b)             5,085
      5     NYC GO                                             7.000         12/01/10        06/01/98(b)             5,131
  2,000     NYC GO                                             7.000         02/01/16        02/01/02(b)         2,201,660
     20     NYC GO                                             7.000         08/15/02        02/15/98(b)            20,376
    145     NYC GO                                             7.100         02/01/10        02/01/02(b)           159,812
     55     NYC GO                                             7.100         02/01/10        02/01/02(a)            61,683
  1,970     NYC GO                                             7.100         02/01/09        02/01/02(a)         2,209,375
    100     NYC GO                                             7.100         08/15/07        08/15/04(b)           112,971
    250     NYC GO                                             7.100         02/01/09        02/01/02(b)           275,538
     10     NYC GO                                             7.100         02/01/04        02/01/98(b)            10,119
     20     NYC GO                                             7.200         02/01/15        02/01/02(a)            22,505
  1,450     NYC GO                                             7.200         08/15/08        08/15/04(b)         1,668,370
     25     NYC GO                                             7.200         02/01/05        02/01/98(b)            25,319
     25     NYC GO                                             7.200         08/01/01        02/01/98(b)            27,187
  1,010     NYC GO                                             7.250         08/15/19        08/15/04(b)         1,158,117
  3,990     NYC GO                                             7.250         08/15/19        08/15/04(a)         4,704,290
    100     NYC GO                                             7.250         02/01/07        02/01/98(b)           100,329
      5     NYC GO                                             7.250         02/01/07        02/01/98(b)             5,059
     15     NYC GO                                             7.250         08/15/17        08/15/99(b)            15,899
      5     NYC GO                                             7.300         08/15/98        02/15/98(b)             5,094
    285     NYC GO                                             7.400         02/01/02          -----               316,330
    500     NYC GO                                             7.400         02/01/00          -----               532,130
     10     NYC GO                                             7.500         08/01/01        08/01/99(a)            10,682
     50     NYC GO                                             7.500         08/01/04        08/01/98(b)            51,835

LIMITED TERM NEW YORK MUNICIPAL FUND                                         STATEMENT OF INVESTMENTS -- DECEMBER 31, 1997
                                                                                             Effective
 Face Amount                                                                                  Maturity
(000) Omitted          Description                             Coupon        Maturity           Date*         Market Value
--------------------------------------------------------------------------------------------------------------------------
$ 8,900     NYC GO                                             7.500%        02/01/06        02/01/02(b)      $ 10,028,698
      5     NYC GO                                             7.500         08/01/01        08/01/99(b)             5,313
    220     NYC GO                                             7.500         02/01/07        02/01/02(b)           247,196
     20     NYC GO                                             7.500         12/01/03        06/01/98(b)            20,079
 10,125     NYC GO                                             7.500         02/01/04        02/01/02(b)        11,343,240
    115     NYC GO                                             7.500         08/15/03        08/15/99(b)           122,319
     55     NYC GO                                             7.500         02/01/05        02/01/02(b)            61,580
      5     NYC GO                                             7.500         08/15/05        02/15/98(b)             5,094
    105     NYC GO                                             7.500         03/15/09        03/15/00(b)           113,169
  2,425     NYC GO                                             7.500         02/01/09        02/01/02(b)         2,734,479
      5     NYC GO                                             7.500         08/15/01        02/15/98(b)             5,095
     45     NYC GO                                             7.625         02/01/13        02/01/02(a)            51,475
      5     NYC GO                                             7.625         02/01/13        02/01/02(b)             5,641
  3,705     NYC GO                                             7.650         02/01/07        02/01/02(a)         4,241,521
    315     NYC GO                                             7.650         02/01/07        02/01/02(b)           353,928
     25     NYC GO                                             7.700         02/01/09        02/01/02(b)            28,366
    275     NYC GO                                             7.700         02/01/09        02/01/02(a)           315,334
    180     NYC GO                                             7.750         08/15/12        08/15/01(a)           204,520
    125     NYC GO                                             7.750         08/15/05        08/15/01(b)           139,448
    485     NYC GO                                             7.750         08/15/06        08/15/01(b)           541,745
    525     NYC GO                                             7.750         08/15/05        08/15/01(a)           596,516
      5     NYC GO                                             7.750         08/15/11        08/15/01(b)             5,594
     30     NYC GO                                             7.750         08/15/06        08/15/01(a)            34,087
     90     NYC GO                                             7.750         08/15/07        08/15/01(b)           100,402
  1,460     NYC GO                                             7.750         08/15/09        08/15/01(a)         1,658,881
    320     NYC GO                                             7.750         08/15/01        08/15/99(a)           343,882
     95     NYC GO                                             7.750         08/15/09        08/15/01(b)           106,623
  1,410     NYC GO                                             7.750         08/15/07        08/15/01(a)         1,602,070
     40     NYC GO                                             7.750         08/15/11        08/15/01(a)            45,449
    405     NYC GO                                             7.750         08/15/01        08/15/99(b)           432,342
     75     NYC GO                                             7.875         08/01/04        08/01/00(b)            82,242
    200     NYC GO                                             8.000         08/01/01        08/01/98(b)           207,420
  1,685     NYC GO                                             8.000         08/01/03        08/01/01(b)         1,900,697
      5     NYC GO                                             8.250         08/01/11        08/01/01(b)             5,721
  1,445     NYC GO                                             6.600         02/15/10        02/15/05(b)         1,612,403
 14,000     NYC GO                                             6.600         10/01/16        10/01/02(b)        15,225,280
    110     NYC GO                                             8.250         11/15/10        11/15/01(b)           126,185
  2,000     NYC GO LIMO                                        0.000(+)      02/01/04        02/01/00(b)         1,938,040
  1,950     NYC GO LIMO                                        0.000(+)      02/01/07        02/01/02(e)         1,622,537
    115     NYC GO PRAMS                                       0.000(+)      10/01/06        10/01/02(b)            92,845
     50     NYC HDC                                            0.000         10/01/08        04/01/98(b)            23,876
     60     NYC HDC                                            0.000         04/01/00          -----                53,006
     80     NYC HDC                                            0.000         04/01/06        04/01/98(b)            46,110
    655     NYC HDC                                            0.000         10/01/06        04/01/98(b)           363,964
     70     NYC HDC                                            0.000         10/01/07        04/01/98(b)            35,984
     40     NYC HDC                                            0.000         04/01/99          -----                37,361
     60     NYC HDC                                            0.000         04/01/04        04/01/98(b)            40,273
     30     NYC HDC                                            0.000         04/01/08        04/01/98(b)            14,863
     30     NYC HDC                                            0.000         10/01/99          -----                27,266
     55     NYC HDC                                            0.000         10/01/04        04/01/98(b)            35,609
     90     NYC HDC                                            0.000         10/01/03        04/01/98(b)            62,804
     15     NYC HDC                                            0.000         10/01/02          -----                11,296
     30     NYC HDC                                            0.000         04/01/03        04/01/98(b)            21,699
     20     NYC HDC                                            0.000         10/01/01          -----                16,221
     90     NYC HDC                                            0.000         10/01/00          -----                77,349
     65     NYC HDC                                            0.000         04/01/05        04/01/98(b)            40,449
     75     NYC HDC                                            0.000         04/01/01          -----                62,608
  9,810     NYC HDC                                            5.500         11/01/09        05/01/08(b)        10,169,242
  5,000     NYC HDC                                            5.625         05/01/12(s)     05/01/08(b)         5,184,000
  5,045     NYC HDC                                            5.700         11/01/13(s)     05/01/05(b)         5,181,316
    520     NYC HDC                                            5.750         04/01/07        05/22/03(c)           538,424

LIMITED TERM NEW YORK MUNICIPAL FUND                                         STATEMENT OF INVESTMENTS -- DECEMBER 31, 1997
                                                                                             Effective
 Face Amount                                                                                  Maturity
(000) Omitted          Description                             Coupon        Maturity           Date*         Market Value
--------------------------------------------------------------------------------------------------------------------------
$ 1,665     NYC HDC                                            6.550%        10/01/15(s)     04/01/03(b)      $  1,778,886
    110     NYC HDC                                            7.300         06/01/10        06/01/01(b)           117,806
    275     NYC HDC                                            7.375         04/01/17        04/01/98(b)           280,572
  1,690     NYC HDC                                            7.900         02/01/23(s)     02/01/00(b)         1,786,567
    715     NYC HDC                                            8.100         09/01/23(s)     09/01/00(b)           763,985
  1,970     NYC HDC (Pass Through Certificate) (i)             6.500         09/20/03        11/20/02(c)         2,062,511
     60     NYC IDA                                            8.125         11/01/09        05/01/98(b)            60,872
  1,265     NYC IDA Composite Offering XIV, Series C           7.625         11/01/09        05/01/98(b)         1,294,664
  1,065     NYC IDA (ALA Realty)                               7.000         12/01/05        10/13/02(c)         1,133,778
  2,505     NYC IDA (American Airlines)                        8.000         07/01/20        01/01/99(b)         2,636,337
    530     NYC IDA (Amster Novelty)                           7.375         12/01/05        07/27/02(c)           533,689
    790     NYC IDA (Atlantic Veal & Lamb)                     7.250         12/01/08        08/11/04(c)           830,077
    405     NYC IDA (BHMS)                                     7.500         01/01/07        03/15/03(c)           422,111
  2,560     NYC IDA (Blood Center)                             6.800         05/01/02        06/17/00(c)         2,812,723
    760     NYC IDA (CCM)                                      7.250         12/01/06        06/13/03(c)           802,811
    360     NYC IDA (CNR)                                      6.200         09/01/10(s)     09/01/07(b)           392,134
  1,158     NYC IDA (Cummins Engine)                           6.500         03/01/05        11/24/01(c)         1,171,506
    895     NYC IDA (EPG)                                      7.400         07/30/02        09/18/00(c)           957,972
  1,965     NYC IDA (Friends Seminary School)                  6.125         12/01/07        11/30/03(c)         1,988,875
  1,550     NYC IDA (Gabrielli Truck Sales)                    7.250         12/01/07        01/02/04(c)         1,617,425
  1,835     NYC IDA (JBFS)                                     6.500         12/15/02        01/30/01(c)         1,965,065
    470     NYC IDA (Koenig Manufacturing)                     7.375         12/01/10        01/12/06(c)           495,906
     25     NYC IDA (Lighthouse)                               6.375         07/01/10        07/01/04(b)            26,692
    505     NYC IDA (OHEL)                                     7.125         03/15/03        05/08/01(c)           512,242
     41     NYC IDA (Paper Enterprises)                       10.000         11/01/98        06/18/98(c)            42,544
  3,130     NYC IDA (Plaza Packaging)                          7.650         12/01/09        12/01/99(b)         3,346,565
    720     NYC IDA (Promotional Slideguide)                   7.000         12/01/05        10/13/02(c)           753,134
     55     NYC IDA (Sharif Designs)                           7.375         11/01/09        05/01/98(b)            55,119
    240     NYC IDA (Streamline Plastics)                      7.125         12/01/05        10/08/02(c)           253,829
  3,415     NYC IDA (St. Bernard's School)                     6.125         12/01/11        01/09/06(c)         3,442,354
     50     NYC IDA (St. Christopher Ottilie Project)          6.750         07/01/99          -----                51,890
    160     NYC IDA (United Nations School)                    6.050         12/01/05          -----               171,080
    170     NYC IDA (United Nations School)                    6.100         12/01/06          -----               182,427
    180     NYC IDA (United Nations School)                    6.150         12/01/07          -----               194,267
    100     NYC IDA (Visy Paper)                               7.550         01/01/05        03/29/02(c)           112,099
  2,240     NYS COP                                            7.625         03/01/09        09/01/01(b)         2,485,482
     25     NYS Dorm                                           7.125         05/15/09        05/15/99(a)            26,573
     30     NYS Dorm (Adelphi University)                      8.000         07/01/02        07/01/98(b)            30,702
     25     NYS Dorm (Adelphi University)                      8.200         07/01/05        07/01/98(b)            25,589
    200     NYS Dorm (Adelphi University)                      8.250         07/01/06        07/01/98(b)           204,720
    700     NYS Dorm (Albany Airport)                          5.250         04/01/11          -----               706,874
    425     NYS Dorm (CDD)                                     4.750         07/01/06          -----               433,942
    150     NYS Dorm (CDD)                                     4.750         07/01/07          -----               152,816
     30     NYS Dorm (City University)                         0.000         07/01/03        07/01/98(b)            21,103
  2,020     NYS Dorm (City University)                         5.500(w)      07/01/06          -----             2,102,012
  2,000     NYS Dorm (City University)                         5.500(w)      07/01/04          -----             2,080,200
  1,500     NYS Dorm (City University)                         5.500(w)      07/01/05          -----             1,559,115
  1,050     NYS Dorm (City University)                         5.600         07/01/10        07/01/05(b)         1,088,073
  1,900     NYS Dorm (City University)                         6.000         07/01/10        07/01/08(b)         2,063,457
  6,200     NYS Dorm (City University)                         8.125         07/01/07        07/01/98(a)         6,455,192
     15     NYS Dorm (ECC)                                     7.100         07/01/09        07/01/98(b)            15,045
     25     NYS Dorm (Higher Education)                        8.500         06/01/03        06/01/98(b)            25,340
     40     NYS Dorm (Jewish Geriatric)                        7.150         08/01/14        08/01/04(b)            46,007
     25     NYS Dorm (JGB Health Facilities)                   7.000         07/01/09        07/01/98(b)            25,056
     10     NYS Dorm (L.I. Medical Center)                     7.000         08/15/99          -----                10,238
    385     NYS Dorm (L.I. Medical Center)                     7.625         08/15/08        02/15/98(b)           394,213
  5,060     NYS Dorm (L.I. Medical Center)                     7.750         08/15/27        02/15/98(b)         5,180,074
     25     NYS Dorm (Manhattan College)                       6.500         07/01/19(s)     07/01/04(b)            27,201
    750     NYS Dorm (MEET)                                    5.375         07/01/12        11/22/10(c)           750,638
  5,000     NYS Dorm (Mental Health)                           5.500         08/15/17(s)     02/15/09(b)         5,112,450
     75     NYS Dorm (Montefiore)                              8.625         07/01/10        07/01/98(b)            75,248

LIMITED TERM NEW YORK MUNICIPAL FUND                                         STATEMENT OF INVESTMENTS -- DECEMBER 31, 1997
                                                                                             Effective
 Face Amount                                                                                  Maturity
(000) Omitted          Description                             Coupon        Maturity           Date*         Market Value
--------------------------------------------------------------------------------------------------------------------------
$    35     NYS Dorm (Mount Sinai)                             6.750%        07/01/15        07/01/01(b)      $     38,350
    225     NYS Dorm (NY Medical College)                      6.875         07/01/03          -----               251,849
  1,150     NYS Dorm (Nyack Hospital)                          6.250         07/01/13(s)     07/01/08(b)         1,225,670
     75     NYS Dorm (Park Ridge Hsg.)                         7.850         02/01/29        02/01/99(b)            79,077
    815     NYS Dorm (PCP)                                     7.800         12/01/05        12/01/98(b)           855,065
     10     NYS Dorm (Rochester General Hospital)              8.750         07/01/02        07/01/98(b)            11,047
  1,150     NYS Dorm (State University)                        5.750         05/15/10        05/15/08(b)         1,246,692
  3,600     NYS Dorm (State University)                        5.750         05/15/16(s)     05/15/08(b)         3,733,560
    590     NYS Dorm (State University)                        6.000         05/15/17        05/15/00(b)           602,343
  8,730     NYS Dorm (State University)                        6.375         05/15/14        05/15/03(a)         9,753,680
     85     NYS Dorm (State University)                        7.000         05/15/16(s)     05/15/00(b)            91,634
     75     NYS Dorm (State University)                        7.000         05/15/16        05/15/00(b)            81,031
    100     NYS Dorm (St. Francis G&H)                         7.375         08/01/10        08/01/00(b)           109,954
    175     NYS Dorm (Suffolk-Judicial)                        9.000         10/15/01        04/15/98(b)           193,557
  4,085     NYS Dorm (Suffolk-Judicial)                        9.000         10/15/01        04/15/98(b)         4,453,753
    310     NYS Dorm (United Health)                           7.150         08/01/07        02/01/00(a)           332,422
     65     NYS Dorm (United Hospital)                         6.500         09/15/10        07/01/98(b)            65,118
    170     NYS Dorm (United Hospital)                        11.750         09/15/10        03/15/98(b)           171,039
    540     NYS Dorm (University of Rochester)                 6.500         07/01/09        07/01/98(b)           551,972
  4,990     NYS Dorm (University of Rochester)                 6.500         07/01/09        07/01/98(b)         5,098,533
  1,250     NYS Dorm (Upstate Community Colleges)              6.200         07/01/15(s)     07/01/07(b)         1,350,313
    200     NYS Environ. (Consolidated Water)                  7.150         11/01/14(s)     11/01/06(b)           219,978
    190     NYS Environ. (Huntington Res Rec)                  7.375         10/01/99        04/08/99(c)           199,164
  7,550     NYS Environ. (Huntington Res Rec)                  7.500         10/01/12(s)     10/01/99(b)         8,049,508
  1,400     NYS Environ. (PCR Water)                           5.625         03/15/04        03/14/01(c)         1,455,538
    330     NYS Environ. (RSP)                                 7.100         04/01/01        04/01/01(a)           360,598
     50     NYS Environ. (State Park)                          5.750         03/15/13(s)     03/15/04(b)            51,989
      5     NYS ERDA (Central Hudson G&E)                      6.250         06/01/07        06/01/98(b)             5,007
  5,000     NYS ERDA (Con Ed)                                  6.750         01/15/27        01/15/01(b)         5,350,950
     20     NYS ERDA (Con Ed)                                  7.250         11/01/24        11/01/98(b)            20,693
  4,250     NYS ERDA (Con Ed)                                  7.500         01/01/26        01/01/00(b)         4,533,518
     25     NYS ERDA (LILCO)                                   6.900         08/01/22        02/01/02(b)            27,270
    175     NYS ERDA (LILCO)                                   7.500         12/01/06        06/01/98(b)           175,313
    425     NYS ERDA (LILCO)                                   7.800         12/01/09        06/01/98(b)           427,720
    340     NYS ERDA (LILCO)                                   8.250         10/01/12        04/01/98(b)           342,176
  2,125     NYS ERDA (Niagara Mohawk)                          8.875         11/01/25        05/01/98(b)         2,174,513
    100     NYS ERDA (RG&E)                                    8.125         12/01/28        12/01/98(b)           105,442
     15     NYS GO                                             6.000         11/15/07        11/15/02(b)            16,142
     40     NYS GO                                             6.600         12/01/14        06/01/98(b)            41,177
     35     NYS HFA                                            5.875         11/01/11        11/01/01(b)            35,804
     10     NYS HFA                                            5.875         11/01/12        11/01/01(b)            10,226
      5     NYS HFA                                            5.875         11/01/10        11/01/01(b)             5,117
     15     NYS HFA                                            6.400         11/01/02        11/01/00(b)            15,330
     80     NYS HFA (Children's Rescue)                        7.400         11/01/00          -----                82,402
    140     NYS HFA (Children's Rescue)                        7.500         11/01/01          -----               144,928
     65     NYS HFA (Children's Rescue)                        7.500         05/01/01          -----                67,020
    114     NYS HFA (General Housing)                          6.500         11/01/03          -----               116,511
     30     NYS HFA (General Housing)                          6.600         11/01/06        11/01/00(b)            30,645
     10     NYS HFA (General Housing)                          6.600         11/01/05        11/01/00(b)            10,215
      6     NYS HFA (General Housing)                          6.750         11/01/98          -----                 6,133
  1,435     NYS HFA (Health Facility)                          6.000         05/01/07          -----             1,563,217
  2,165     NYS HFA (Health Facility)                          6.000         05/01/08          -----             2,357,187
 14,360     NYS HFA (Health Facility)                          7.900         11/01/99        02/08/99(c)        15,043,680
  1,560     NYS HFA (HELP/Bronx)                               8.050         11/01/05        11/01/99(b)         1,653,226
     55     NYS HFA (H&N)                                      5.900         11/01/05          -----                55,598
     15     NYS HFA (H&N)                                      5.900         11/01/03        05/01/98(b)            15,166
     10     NYS HFA (H&N)                                      6.375         11/01/01          ----- (a)            10,815
    640     NYS HFA (H&N)                                      6.800         11/01/02        05/01/98(b)           654,272
    480     NYS HFA (H&N)                                      6.800         11/01/01        05/01/98(b)           490,704
  2,145     NYS HFA (H&N)                                      6.875         11/01/07        05/01/98(b)         2,170,955
     45     NYS HFA (H&N)                                      6.875         11/01/09        05/01/98(b)            45,945

LIMITED TERM NEW YORK MUNICIPAL FUND                                         STATEMENT OF INVESTMENTS -- DECEMBER 31, 1997
                                                                                             Effective
 Face Amount                                                                                  Maturity
(000) Omitted          Description                             Coupon        Maturity           Date*         Market Value
--------------------------------------------------------------------------------------------------------------------------
$   300     NYS HFA (H&N)                                      6.875%        11/01/11        05/01/98(b)      $    306,345
     15     NYS HFA (H&N)                                      6.875         11/01/10        05/01/98(b)            15,331
     25     NYS HFA (H&N)                                      6.875         11/01/05        05/01/98(b)            25,532
     55     NYS HFA (H&N)                                      6.875         11/01/04        05/01/98(b)            56,230
      5     NYS HFA (H&N)                                      6.875         11/01/08        05/01/98(b)             5,110
     40     NYS HFA (H&N)                                      6.875         11/01/99          ----- (a)            41,044
  1,660     NYS HFA (H&N)                                      7.000         11/01/17(s)     05/01/98(b)         1,680,252
     10     NYS HFA (Insured Mtg.)                             6.250         08/15/14(s)     08/15/06(b)            10,693
    135     NYS HFA (Meadow Manor)                             7.750         11/01/19        05/01/98(b)           136,889
    125     NYS HFA (Monroe)                                   7.625         05/01/05        05/01/00(b)           135,315
    200     NYS HFA (Multi-Family)                             0.000         11/01/09        11/01/06(b)           111,708
     50     NYS HFA (Multi-Family)                             0.000         11/01/12        11/01/06(b)            22,613
     65     NYS HFA (Multi-Family)                             5.625         09/15/13(s)     09/15/05(b)            66,606
  1,000     NYS HFA (Multi-Family)                             6.450         08/15/14(s)     08/15/04(b)         1,049,230
  1,900     NYS HFA (Multi-Family)                             6.950         08/15/24        08/15/02(b)         2,017,287
    100     NYS HFA (Multi-Family)                             6.950         08/15/12        08/15/02(b)           108,248
     15     NYS HFA (Multi-Family)                             7.300         11/01/04        11/01/99(b)            15,640
    309     NYS HFA (Multi-Family)                             7.450         11/01/28(s)     11/01/99(b)           325,223
    570     NYS HFA (Multi-Family)                             8.000         11/01/08        11/01/00(b)           631,560
    675     NYS HFA (Multi-Family)                            10.000         11/15/99        05/15/98(b)           678,456
      5     NYS HFA (NonProfit)                                6.000         11/01/12        11/01/00(b)             5,104
     10     NYS HFA (NonProfit)                                6.100         11/01/98          -----                10,211
     45     NYS HFA (NonProfit)                                6.100         11/01/99          -----                46,441
      5     NYS HFA (NonProfit)                                6.200         11/01/11        11/01/98(b)             5,159
      5     NYS HFA (NonProfit)                                6.200         11/01/06        11/01/98(b)             5,161
     40     NYS HFA (NonProfit)                                6.200         11/01/08        11/01/98(b)            41,272
     10     NYS HFA (NonProfit)                                6.400         11/01/04        11/01/00(b)            10,218
     80     NYS HFA (NonProfit)                                6.400         11/01/09        11/01/01(b)            81,730
     25     NYS HFA (NonProfit)                                6.400         11/01/05        11/01/00(b)            25,544
     40     NYS HFA (NonProfit)                                6.400         11/01/00          -----                40,881
      5     NYS HFA (NonProfit)                                6.400         11/01/06        11/01/00(b)             5,108
      5     NYS HFA (NonProfit)                                6.400         11/01/11        11/01/00(b)             5,108
     10     NYS HFA (NonProfit)                                6.500         11/01/01          -----                10,223
     60     NYS HFA (NonProfit)                                6.500         11/01/02          -----                61,296
      5     NYS HFA (NonProfit)                                6.500         11/01/03          -----                 5,110
     10     NYS HFA (NonProfit)                                6.600         11/01/09        11/01/98(b)            10,214
     25     NYS HFA (NonProfit)                                6.600         11/01/13        05/01/98(b)            25,779
     25     NYS HFA (NonProfit)                                6.600         11/01/00        11/01/98(b)            25,796
     30     NYS HFA (NonProfit)                                6.600         11/01/01          -----                30,952
     75     NYS HFA (NonProfit)                                6.600         11/01/05        11/01/98(b)            77,360
    225     NYS HFA (NonProfit)                                6.600         11/01/03          -----               232,229
      5     NYS HFA (NonProfit)                                6.600         11/01/10        11/01/98(b)             5,157
     15     NYS HFA (NonProfit)                                6.600         11/01/11        11/01/03(b)            15,470
     15     NYS HFA (NonProfit)                                6.600         11/01/06        11/01/00(b)            15,323
     15     NYS HFA (NonProfit)                                6.600         11/01/09        11/01/98(b)            15,471
      5     NYS HFA (NonProfit)                                6.600         11/01/11        05/01/98(b)             5,107
     50     NYS HFA (NonProfit)                                6.600         11/01/05        11/01/00(b)            51,075
     10     NYS HFA (NonProfit)                                6.600         11/01/02          -----                10,316
     20     NYS HFA (NonProfit)                                6.750         11/01/01        11/01/98(b)            20,645
      5     NYS HFA (NonProfit)                                6.750         11/01/08        11/01/98(b)             5,157
     15     NYS HFA (NonProfit)                                6.750         11/01/09        11/01/98(b)            15,472
      5     NYS HFA (NonProfit)                                6.750         11/01/05        11/01/98(b)             5,158
  1,420     NYS HFA (NonProfit)                                6.750         11/01/11        05/01/98(b)         1,475,451
     61     NYS HFA (NonProfit)                                6.875         11/01/10        05/01/98(b)            62,404
    250     NYS HFA (Phillips Village)                         6.700         08/15/02          -----               264,153
    195     NYS HFA (Phillips Village)                         6.700         02/15/02          -----               204,968
    175     NYS HFA (Phillips Village)                         6.900         02/15/04          -----               185,645
     85     NYS HFA (Phillips Village)                         6.900         08/15/04          -----                90,520
    415     NYS HFA (Simeon Dewitt)                            8.000         11/01/18(s)     05/01/98(b)           418,225
    240     NYS HFA (Westchester/HELP)                         7.500         11/01/00        11/01/98(b)           246,698
     50     NYS HFA (Westchester/HELP)                         7.550         11/01/02        05/01/00(b)            51,978

LIMITED TERM NEW YORK MUNICIPAL FUND                                         STATEMENT OF INVESTMENTS -- DECEMBER 31, 1997
                                                                                             Effective
 Face Amount                                                                                  Maturity
(000) Omitted          Description                             Coupon        Maturity           Date*         Market Value
--------------------------------------------------------------------------------------------------------------------------
$   755     NYS LGSC (SCSB)                                    6.375%        12/15/09        02/25/05(c)      $    794,909
  1,000     NYS Medcare                                        5.750         02/15/05          -----             1,031,720
    325     NYS Medcare (Beth Israel Medical Center)           7.125         11/01/06        05/01/98(b)           328,868
     95     NYS Medcare (Beth Israel Medical Center)           7.200         11/01/14        05/01/98(b)            96,174
 14,590     NYS Medcare (BLH)                                  7.100         02/15/27        02/15/98(b)        14,917,983
    100     NYS Medcare (Brookdale Hospital)                   6.250         08/15/15(s)     02/15/05(b)           108,813
    260     NYS Medcare (Brookdale Hospital)                   6.600         02/15/03          -----               282,363
    615     NYS Medcare (Brookdale Hospital)                   6.600         08/15/03          -----               672,423
  2,000     NYS Medcare (Brookdale Hospital)                   6.800         08/15/12(s)     02/15/05(b)         2,204,700
  3,050     NYS Medcare (Brookdale Hospital)                   6.850         02/15/17(s)     02/15/05(b)         3,371,135
     20     NYS Medcare (Buffalo General Hospital)             6.000         08/15/14        08/15/06(b)            21,142
     10     NYS Medcare (Central Suffolk Hospital)             5.875         11/01/05        12/12/03(c)             9,903
    365     NYS Medcare (Downtown Hospital)                    6.550         02/15/06          -----               405,446
    945     NYS Medcare (Downtown Hospital)                    6.550         08/15/06          -----             1,052,324
  1,915     NYS Medcare (Huntington Hospital)                  6.500         11/01/14(s)     11/01/06(b)         2,077,660
     80     NYS Medcare (H&N)                                  5.650         08/15/02          -----                83,170
     80     NYS Medcare (H&N)                                  5.950         08/15/09        08/15/04(b)            83,872
     15     NYS Medcare (H&N)                                  6.100         08/15/13(s)     08/15/02(b)            16,053
    285     NYS Medcare (H&N)                                  6.125         02/15/14(s)     02/15/06(b)           303,819
     45     NYS Medcare (H&N)                                  6.150         02/15/02        02/15/98(b)            47,262
  1,660     NYS Medcare (H&N)                                  6.400         08/15/14        08/15/06(b)         1,813,467
     75     NYS Medcare (H&N)                                  6.400         11/01/14        05/01/02(b)            81,754
     10     NYS Medcare (H&N)                                  6.550         08/15/12        08/15/04(b)            10,869
      5     NYS Medcare (H&N)                                  7.000         02/15/99          -----                 5,171
     25     NYS Medcare (H&N)                                  7.100         08/15/01        02/15/98(b)            25,597
    820     NYS Medcare (H&N)                                  7.100         11/01/99          -----               838,475
     10     NYS Medcare (H&N)                                  7.100         11/01/98          -----                10,225
    125     NYS Medcare (H&N)                                  7.100         11/01/00          -----               127,821
     10     NYS Medcare (H&N)                                  7.200         08/15/02        02/15/98(b)            10,240
    100     NYS Medcare (H&N)                                  7.200         02/15/02        02/15/98(b)           102,399
    715     NYS Medcare (H&N)                                  7.200         11/01/01        05/01/98(b)           731,180
    425     NYS Medcare (H&N)                                  7.250         11/01/03        05/01/98(b)           434,588
    310     NYS Medcare (H&N)                                  7.250         02/15/09        02/15/99(a)           327,583
     85     NYS Medcare (H&N)                                  7.250         11/01/02        05/01/98(b)            86,927
     50     NYS Medcare (H&N)                                  7.300         08/15/11        08/15/01(b)            55,373
      5     NYS Medcare (H&N)                                  7.300         08/15/10        08/15/99(b)             5,340
     45     NYS Medcare (H&N)                                  7.350         02/15/29        02/15/99(b)            47,403
    715     NYS Medcare (H&N)                                  7.400         11/01/16(s)     05/01/98(b)           731,080
    685     NYS Medcare (H&N)                                  7.500         02/15/08        02/15/98(b)           701,289
     20     NYS Medcare (H&N)                                  7.500         02/15/09        02/15/99(b)            21,099
  3,670     NYS Medcare (H&N)                                  7.625         02/15/23        02/15/98(b)         3,757,823
     75     NYS Medcare (H&N)                                  7.900         02/15/08        08/15/98(b)            78,148
    340     NYS Medcare (H&N)                                  8.000         02/15/28        08/15/98(b)           354,477
  4,335     NYS Medcare (H&N)                                  8.000         02/15/27        02/15/98(b)         4,434,618
     40     NYS Medcare (H&N)                                  8.625         02/15/06        02/15/98(b)            40,142
    325     NYS Medcare (H&N)                                  8.875         08/15/27        02/15/98(b)           333,262
    660     NYS Medcare (H&N)                                  9.000         02/15/26        02/15/98(b)           661,967
  2,765     NYS Medcare (H&N)                                 10.000         11/01/06        05/01/98(b)         2,934,495
  3,400     NYS Medcare (Insured Hospital)                     7.250         02/15/12        02/15/98(b)         3,476,058
    120     NYS Medcare (Insured Hospital)                     7.625         02/15/02        02/15/98(b)           122,768
  2,260     NYS Medcare (Insured Hospital)                     7.875         02/15/07        02/15/98(b)         2,311,709
  1,245     NYS Medcare (Insured Mtg.)                         6.600         02/15/11        02/15/05(b)         1,402,156
      5     NYS Medcare (Insured Mtg.)                         7.100         02/15/00          -----                 5,305
    660     NYS Medcare (Insured Mtg.)                         9.375         11/01/16(s)     05/01/98(b)           689,060
    660     NYS Medcare (Insured Nursing)                     10.250         01/01/24        01/15/98(b)           668,197
  1,345     NYS Medcare (Long Beach Hospital)                  7.625         02/15/06        08/15/98(b)         1,403,252
      5     NYS Medcare (Mental Health)                        0.000         02/15/03        08/15/98(a)             3,682
      5     NYS Medcare (Mental Health)                        0.000         02/15/03        08/15/98(b)             3,630
      5     NYS Medcare (Mental Health)                        0.000         08/15/03        08/15/98(b)             3,499
     20     NYS Medcare (Mental Health)                        0.000         08/15/01          -----                16,493
    190     NYS Medcare (Mental Health)                        5.550         08/15/01        02/15/98(b)           190,190

LIMITED TERM NEW YORK MUNICIPAL FUND                                         STATEMENT OF INVESTMENTS -- DECEMBER 31, 1997
                                                                                             Effective
 Face Amount                                                                                  Maturity
(000) Omitted          Description                             Coupon        Maturity           Date*         Market Value
--------------------------------------------------------------------------------------------------------------------------
$    25     NYS Medcare (Mental Health)                        5.700%        02/15/03        02/15/98(b)      $     25,028
     40     NYS Medcare (Mental Health)                        6.000         02/15/11        08/15/98(b)            40,335
    125     NYS Medcare (Mental Health)                        6.375         08/15/14(s)     08/15/04(b)           139,156
  4,075     NYS Medcare (Mental Health)                        6.375         08/15/14(s)     08/15/06(b)         4,448,474
  3,780     NYS Medcare (Mental Health)                        6.500         08/15/12(s)     08/15/02(b)         4,105,647
     85     NYS Medcare (Mental Health)                        6.850         08/15/00          -----                90,641
     45     NYS Medcare (Mental Health)                        7.000         02/15/01          -----                48,648
     15     NYS Medcare (Mental Health)                        7.100         02/15/02        08/15/99(b)            15,992
     10     NYS Medcare (Mental Health)                        7.200         02/15/04        08/15/99(b)            10,677
     50     NYS Medcare (Mental Health)                        7.200         08/15/00          -----                53,582
     50     NYS Medcare (Mental Health)                        7.300         02/15/21        08/15/01(b)            55,586
     40     NYS Medcare (Mental Health)                        7.375         02/15/14        08/15/99(b)            42,528
     25     NYS Medcare (Mental Health)                        7.400         02/15/02        02/15/00(b)            27,011
     45     NYS Medcare (Mental Health)                        7.400         08/15/00          -----                48,577
     10     NYS Medcare (Mental Health)                        7.500         08/15/07        02/15/01(b)            11,128
    145     NYS Medcare (Mental Health)                        7.625         02/15/07        08/15/01(b)           162,603
     10     NYS Medcare (Mental Health)                        7.625         08/15/07        08/15/01(b)            11,214
    100     NYS Medcare (Mental Health)                        7.625         02/15/08        02/15/98(b)           102,393
    205     NYS Medcare (Mental Health)                        7.700         02/15/18        02/15/98(b)           209,924
     25     NYS Medcare (Mental Health)                        7.750         08/15/10        02/15/00(b)            27,246
    145     NYS Medcare (Mental Health)                        7.800         02/15/19        02/15/99(b)           153,652
    945     NYS Medcare (Mental Health)                        7.875         08/15/20        08/15/00(b)         1,049,016
  1,230     NYS Medcare (Mental Health)                        8.250         02/15/99        02/15/98(b)         1,258,893
  1,700     NYS Medcare (Mental Health)                        8.875         08/15/07        02/15/98(b)         1,740,273
     50     NYS Medcare (North Shore University Hospital)      7.125         11/01/08        11/01/00(b)            54,852
     10     NYS Medcare (N. General Hospital)                  7.000         02/15/98          -----                10,039
    275     NYS Medcare (N. General Hospital)                  7.100         02/15/99          -----               284,625
     25     NYS Medcare (N. General Hospital)                  7.150         08/15/01        08/15/99(b)            26,672
     10     NYS Medcare (N. General Hospital)                  7.200         08/15/02        08/15/99(b)            10,677
  1,030     NYS Medcare (N. General Hospital)                  7.350         08/15/09        08/15/99(b)         1,090,183
    235     NYS Medcare (Secured Hospital)                     7.000         02/15/07        02/15/98(b)           240,304
    865     NYS Medcare (Secured Hospital)                     7.000         02/15/07        02/15/98(b)           891,383
    100     NYS Medcare (St. Luke's Hospital)                  7.375         02/15/19(s)     02/15/00(b)           106,644
     65     NYS Medcare (St. Luke's Hospital)                  7.400         02/15/09        02/15/00(b)            69,870
     40     NYS Medcare (St. Luke's Hospital)                  7.500         11/01/11        11/01/99(b)            43,000
     80     NYS Medcare (WHMC)                                 6.850         08/15/00          -----                84,840
    715     NYS Medcare (WHMC)                                 6.850         02/15/00          -----               751,558
    250     NYS Medcare (WHMC)                                 6.950         02/15/01          -----               268,165
     80     NYS Medcare (WHMC)                                 6.950         08/15/01          -----                86,534
     25     NYS Medcare (WHMC)                                 7.150         02/15/03        08/15/01(b)            27,642
     50     NYS Medcare (WHMC)                                 7.150         08/15/03        08/15/01(b)            55,498
  1,600     NYS Medcare (WHMC)                                 7.350         08/15/11(s)     08/15/01(b)         1,769,456
    785     NYS Power Authority                                7.000         01/01/09        07/01/98(b)           800,975
    100     NYS Power Authority                                7.500         01/01/02        07/01/98(b)           102,040
  1,000     NYS Power Authority                                7.600         01/01/03        07/01/98(b)         1,020,410
    225     NYS Power Authority                                7.800         01/01/06        07/01/98(b)           229,599
    530     NYS Thruway                                        0.000         01/01/01          -----               464,444
    385     NYS Thruway                                        0.000         01/01/06          -----               262,813
    250     NYS Thruway                                        0.000         01/01/05          -----               179,613
  3,000     NYS Thruway                                        6.000         04/01/12        04/01/09(b)         3,260,880
    500     NYS Thruway                                        6.000         04/01/11        04/01/09(b)           544,380
     30     NYS UDC                                            0.000         01/01/07          -----                19,439
     15     NYS UDC                                            0.000         01/01/11        04/08/08(c)             7,284
     20     NYS UDC                                            0.000         01/01/99          -----                19,167
     10     NYS UDC                                            0.000         01/01/00          -----                 9,166
  4,000     NYS UDC                                            5.500         01/01/15(s)     01/01/05(b)         4,046,280
 10,000     NYS UDC                                            5.500         01/01/15(s)     01/01/05(b)        10,115,700
     25     NYS UDC (Correctional Facilities)                  0.000         01/01/03          -----                20,259
    175     NYS UDC (South Mall)                               0.000         01/01/11        04/08/08(c)            84,441
     35     NYS UDC (South Mall)                               0.000         01/01/03          -----                27,482
    130     NYS UDC (South Mall)                               0.000         01/01/05          -----                91,410

LIMITED TERM NEW YORK MUNICIPAL FUND                                         STATEMENT OF INVESTMENTS -- DECEMBER 31, 1997
                                                                                             Effective
 Face Amount                                                                                  Maturity
(000) Omitted          Description                             Coupon        Maturity           Date*         Market Value
--------------------------------------------------------------------------------------------------------------------------
$    50     NYS UDC (South Mall)                               0.000%        01/01/05        06/24/04(c)      $     35,158
     10     NYS (SONYMA) Mortgage, 1                           0.000         10/01/14(s)     04/01/98(b)             2,112
    400     NYS (SONYMA) Mortgage, 1                           0.000         10/01/98        04/01/98(b)           376,372
    195     NYS (SONYMA) Mortgage, 10-A                        7.800         10/01/03        04/01/98(b)           199,760
    150     NYS (SONYMA) Mortgage, 10-A                        8.000         10/01/08        04/01/98(b)           153,719
     15     NYS (SONYMA) Mortgage, 11                          6.875         04/01/16(s)     10/01/98(b)            15,191
     60     NYS (SONYMA) Mortgage, 12                          0.000         10/01/99        10/01/98(b)            53,885
     30     NYS (SONYMA) Mortgage, 12                          0.000         04/01/03        10/01/98(b)            20,508
     30     NYS (SONYMA) Mortgage, 12                          0.000         04/01/99        10/01/98(b)            27,955
     30     NYS (SONYMA) Mortgage, 12                          0.000         10/01/01        10/01/98(b)            23,086
    100     NYS (SONYMA) Mortgage, 12                          0.000         10/01/00        10/01/98(b)            83,212
    315     NYS (SONYMA) Mortgage, 12                          7.300         10/01/12        04/01/98(b)           321,933
    200     NYS (SONYMA) Mortgage, 12                          8.250         04/01/17        04/01/98(b)           205,030
    715     NYS (SONYMA) Mortgage, 2                           0.000         10/01/14(s)     04/01/98(b)           148,212
    165     NYS (SONYMA) Mortgage, 2                           0.000         10/01/14        04/01/01(b)            34,384
     55     NYS (SONYMA) Mortgage, 36-A                        6.000         10/01/17(s)     04/01/06(b)            57,954
     30     NYS (SONYMA) Mortgage, 41-A                        6.450         10/01/14        06/01/04(b)            32,626
     50     NYS (SONYMA) Mortgage, 43                          6.450         10/01/17(s)     09/01/04(b)            54,485
     50     NYS (SONYMA) Mortgage, 44                          7.000         10/01/07        11/01/06(b)            53,615
     20     NYS (SONYMA) Mortgage, 47                          6.125         10/01/20(s)     06/06/06(b)            20,732
     90     NYS (SONYMA) Mortgage, 6                           9.375         04/01/10        10/01/98(c)            93,346
  1,000     NYS (SONYMA) Mortgage, 67                          5.600         10/01/14(s)     09/01/09(b)         1,023,150
    500     NYS (SONYMA) Mortgage, 67                          5.700         10/01/17        09/01/09(b)           513,690
     40     NYS (SONYMA) Mortgage, 67                          6.375         10/01/17(s)     03/28/07(b)            43,354
     75     NYS (SONYMA) Mortgage, 7 GAINS                     0.000(+)      10/01/14(s)     04/01/98(b)            75,253
    250     NYS (SONYMA) Mortgage, 8-A                         0.000         04/01/00        10/01/98(b)           217,563
     70     NYS (SONYMA) Mortgage, 8-A                         0.000         10/01/02        10/01/98(b)            51,299
     30     NYS (SONYMA) Mortgage, 8-A                         0.000         10/01/00        10/01/98(b)            25,249
     85     NYS (SONYMA) Mortgage, 8-A                         0.000         04/01/01        10/01/98(b)            68,970
     60     NYS (SONYMA) Mortgage, 8-A                         0.000         10/01/01        10/01/98(b)            47,061
     85     NYS (SONYMA) Mortgage, 8-A                         0.000         04/01/02        10/01/98(b)            64,441
     20     NYS (SONYMA) Mortgage, 8-A                         0.000         10/01/98          -----                19,295
     45     NYS (SONYMA) Mortgage, 8-A                         0.000         10/01/99          -----                40,562
     90     NYS (SONYMA) Mortgage, 8-A                         6.875         04/01/17        04/01/98(b)            91,076
     75     NYS (SONYMA) Mortgage, 8-A                         6.875         04/01/17(s)     04/01/98(b)            75,911
    295     NYS (SONYMA) Mortgage, 8-A                         6.875         04/01/17        04/01/98(b)           298,561
     50     NYS (SONYMA) Mortgage, 8-B                         7.200         04/01/99          -----                51,079
     25     NYS (SONYMA) Mortgage, 8-D                         7.700         10/01/99        01/04/98(b)            25,539
    100     NYS (SONYMA) Mortgage, 8-D                         8.200         10/01/06        01/04/98(b)           102,062
    350     NYS (SONYMA) Mortgage, 8-E                         8.100         10/01/17(s)     04/01/98(b)           358,596
     40     NYS (SONYMA) Mortgage, 8-F                         7.200         10/01/00        07/01/98(b)            41,108
     30     NYS (SONYMA) Mortgage, 8-F                         7.800         10/01/06        07/01/98(b)            30,742
    110     NYS (SONYMA) Mortgage, 8-F                         8.000         10/01/17(s)     07/01/98(b)           111,322
    100     NYS (SONYMA) Mortgage, 9-A                         6.700         10/01/98          -----               101,155
     25     NYS (SONYMA) Mortgage, 9-A                         6.900         04/01/00        04/01/98(b)            25,281
     20     NYS (SONYMA) Mortgage, 9-A                         7.000         04/01/01        04/01/98(b)            20,243
    150     NYS (SONYMA) Mortgage, 9-A                         7.250         10/01/06        04/01/98(b)           151,794
    150     NYS (SONYMA) Mortgage, 9-A                         7.300         04/01/17        04/01/98(b)           151,770
     10     NYS (SONYMA) Mortgage, 9-A                         8.250         10/01/08        04/01/98(b)            10,222
     90     NYS (SONYMA) Mortgage, 9-C                         8.400         10/01/02        04/01/98(b)            91,392
     15     NYS (SONYMA) Mortgage, 9-E                         7.375         10/01/98          -----                15,244
    540     NYS (SONYMA) Mortgage, 9-E                         8.000         10/01/03        04/01/98(b)           553,565
     70     NYS (SONYMA) Mortgage, AA                          7.700         04/01/99          -----                71,497
     35     NYS (SONYMA) Mortgage, BB-2                        7.125         10/01/98        07/03/98(c)            35,717
    210     NYS (SONYMA) Mortgage, BB-2                        7.850         10/01/08        04/01/98(b)           214,805
 12,620     NYS (SONYMA) Mortgage, BB-2                        7.950         10/01/15(s)     04/01/98(b)        13,093,250
     65     NYS (SONYMA) Mortgage, EE-1                        8.000         10/01/10        04/14/99(b)            65,889
     25     NYS (SONYMA) Mortgage, EE-2                        7.050         10/01/00        07/21/99(c)            26,234
     85     NYS (SONYMA) Mortgage, EE-2                        7.450         10/01/10        09/14/99(b)            89,341
    180     NYS (SONYMA) Mortgage, EE-3                        7.125         10/01/00        07/20/99(c)           187,070
     50     NYS (SONYMA) Mortgage, EE-3                        7.650         04/01/16        10/01/00(b)            53,056

LIMITED TERM NEW YORK MUNICIPAL FUND                                         STATEMENT OF INVESTMENTS -- DECEMBER 31, 1997
                                                                                             Effective
 Face Amount                                                                                  Maturity
(000) Omitted          Description                             Coupon        Maturity           Date*         Market Value
--------------------------------------------------------------------------------------------------------------------------
$    50     NYS (SONYMA) Mortgage, EE-3                        7.750%        04/01/16        04/01/00(b)      $     53,168
    110     NYS (SONYMA) Mortgage, EE-4                        7.050         10/01/00        07/21/99(c)           113,915
    115     NYS (SONYMA) Mortgage, EE-4                        7.800         10/01/13(s)     10/01/00(b)           122,416
     50     NYS (SONYMA) Mortgage, FF                          7.100         10/01/98          -----                50,785
     20     NYS (SONYMA) Mortgage, FF                          7.850         10/01/08        04/01/98(b)            20,453
  4,875     NYS (SONYMA) Mortgage, FF                          7.950         10/01/14(s)     04/01/98(b)         4,980,788
     50     NYS (SONYMA) Mortgage, HH-2                        7.700         10/01/09        10/01/99(b)            52,130
    120     NYS (SONYMA) Mortgage, HH-3                        7.875         10/01/09        06/07/00(b)           126,955
  3,600     NYS (SONYMA) Mortgage, HH-3                        7.950         04/01/22(s)     06/07/00(b)         3,801,024
  1,685     NYS (SONYMA) Mortgage, HH-4                        7.700         10/01/09(s)     04/01/99(g)         1,762,139
    120     NYS (SONYMA) Mortgage, II                          0.000         10/01/07        04/01/99(b)            58,613
    580     NYS (SONYMA) Mortgage, II                          0.000         10/01/08        04/01/99(b)           261,893
     90     NYS (SONYMA) Mortgage, II                          0.000         04/01/07        04/01/99(b)            45,707
    175     NYS (SONYMA) Mortgage, II                          0.000         04/01/09        04/01/99(b)            75,954
    300     NYS (SONYMA) Mortgage, II                          0.000         10/01/09        04/01/99(b)           124,104
     20     NYS (SONYMA) Mortgage, II                          0.000         04/01/06        04/01/02(b)            11,025
     40     NYS (SONYMA) Mortgage, II                          0.000         10/01/06        04/01/99(b)            21,211
     45     NYS (SONYMA) Mortgage, II                          0.000         10/01/05        04/01/99(b)            25,801
     75     NYS (SONYMA) Mortgage, II                          0.000         04/01/05        04/01/99(b)            44,699
     90     NYS (SONYMA) Mortgage, JJ                          0.000         04/01/00          -----                82,481
     30     NYS (SONYMA) Mortgage, JJ                          0.000         04/01/04        10/01/99(b)            20,624
    170     NYS (SONYMA) Mortgage, JJ                          0.000         04/01/05        10/01/99(b)           108,384
    110     NYS (SONYMA) Mortgage, JJ                          0.000         04/01/02          -----                87,979
    145     NYS (SONYMA) Mortgage, JJ                          0.000         04/01/01          -----               125,018
    185     NYS (SONYMA) Mortgage, JJ                          0.000         10/01/05        10/01/99(b)           113,684
     10     NYS (SONYMA) Mortgage, JJ                          0.000         10/01/04        10/01/99(b)             6,626
     15     NYS (SONYMA) Mortgage, JJ                          0.000         10/01/02          -----                11,569
     75     NYS (SONYMA) Mortgage, JJ                          0.000         10/01/03        10/01/99(b)            53,642
    100     NYS (SONYMA) Mortgage, JJ                          0.000         10/01/07        10/01/99(b)            52,742
    200     NYS (SONYMA) Mortgage, JJ                          0.000         04/01/07        10/01/99(b)           109,466
     95     NYS (SONYMA) Mortgage, JJ                          0.000         10/01/01          -----                79,005
    215     NYS (SONYMA) Mortgage, JJ                          0.000         04/01/03        10/01/99(b)           159,500
     60     NYS (SONYMA) Mortgage, JJ                          0.000         04/01/06        10/01/99(b)            35,396
     10     NYS (SONYMA) Mortgage, JJ                          0.000         10/01/00          -----                 8,958
    335     NYS (SONYMA) Mortgage, JJ                          0.000         10/01/06        10/01/99(b)           181,657
    150     NYS (SONYMA) Mortgage, JJ                          0.000         10/01/08        10/01/99(b)            73,337
    200     NYS (SONYMA) Mortgage, JJ                          7.500         10/01/17        10/01/99(b)           211,406
     15     NYS (SONYMA) Mortgage, KK                          7.050         10/01/99        01/09/99(c)            15,506
     35     NYS (SONYMA) Mortgage, KK                          7.800         10/01/20        10/01/99(b)            36,807
     30     NYS (SONYMA) Mortgage, MM-1                        7.200         10/01/98          -----                30,463
    140     NYS (SONYMA) Mortgage, MM-1                        7.500         04/01/13(s)     02/04/01(b)           146,993
      5     NYS (SONYMA) Mortgage, MM-1                        7.600         10/01/02        02/04/01(b)             5,282
     25     NYS (SONYMA) Mortgage, MM-1                        7.650         10/01/03        02/04/01(b)            26,340
    100     NYS (SONYMA) Mortgage, MM-1                        7.700         10/01/04        02/04/01(b)           104,953
     50     NYS (SONYMA) Mortgage, MM-1                        7.750         04/01/05        02/04/01(b)            52,373
     10     NYS (SONYMA) Mortgage, MM-2                        7.550         04/01/02        10/01/00(b)            10,526
     25     NYS (SONYMA) Mortgage, NN                          7.100         04/01/02        01/01/00(b)            26,146
     20     NYS (SONYMA) Mortgage, NN                          7.150         10/01/03        01/01/00(b)            20,874
     25     NYS (SONYMA) Mortgage, QQ                          7.600         10/01/12        04/01/00(b)            26,265
  2,715     NYS (SONYMA) Mortgage, QQ                          7.700         10/01/12        04/01/00(b)         2,857,972
  6,000     NYS (SONYMA) Mortgage, QQ                          7.850         10/01/21        02/04/01(b)         6,544,020
     50     NYS (SONYMA) Mortgage, RR                          7.600         10/01/10        10/01/00(b)            53,106
     25     NYS (SONYMA) Mortgage, RR                          7.700         10/01/10        10/01/00(b)            26,615
     30     NYS (SONYMA) Mortgage, SS                          7.500         10/01/19(s)     10/01/00(b)            30,924
     25     NYS (SONYMA) Mortgage, TT                          6.850         10/01/01          -----                26,236
     20     NYS (SONYMA) Mortgage, TT                          6.950         04/01/02          -----                21,060
    125     NYS (SONYMA) Mortgage, TT                          7.150         04/01/04        04/01/01(b)           131,351
     25     NYS (SONYMA) Mortgage, TT                          7.200         10/01/05        04/01/01(b)            26,212
     25     NYS (SONYMA) Mortgage, UU                          6.850         10/01/99          -----                25,700
     75     NYS (SONYMA) Mortgage, UU                          6.950         04/01/00          -----                77,398
    530     NYS (SONYMA) Mortgage, UU                          7.150         10/01/22(s)     10/01/01(b)           555,954

LIMITED TERM NEW YORK MUNICIPAL FUND                                         STATEMENT OF INVESTMENTS -- DECEMBER 31, 1997
                                                                                             Effective
 Face Amount                                                                                  Maturity
(000) Omitted          Description                             Coupon        Maturity           Date*         Market Value
--------------------------------------------------------------------------------------------------------------------------
$   135     NYS (SONYMA) Mortgage, UU                          7.750%        10/01/23(s)     04/01/01(b)      $    143,679
      5     NYS (SONYMA) Mortgage, VV                          6.400         04/01/98          -----                 5,025
     40     NYS (SONYMA) Mortgage, VV                          6.600         04/01/00          -----                41,426
     25     NYS (SONYMA) Mortgage, VV                          6.800         10/01/02          -----                26,544
     60     NYS (SONYMA) Mortgage, VV                          6.900         04/01/03          -----                63,841
    100     NYS (SONYMA) Mortgage, VV                          7.000         10/01/04        10/01/01(b)           106,046
     50     NYS (SONYMA) Mortgage, VV                          7.000         04/01/04        10/01/01(b)            52,928
    590     NYS (SONYMA) Mortgage, VV                          7.250         10/01/07        10/01/01(b)           629,560
 13,300     NYS (SONYMA) Mortgage, VV                          7.375         10/01/11(s)     10/01/01(b)        14,303,219
     45     Oneida Healthcare Corp.                            7.100         08/01/11        08/01/01(b)            49,026
  1,150     Oneida Herkimer SWMA                               6.600         04/01/04          -----             1,274,258
  3,200     Oneida Herkimer SWMA                               6.750         04/01/14(s)     04/01/03(b)         3,456,672
  9,700     Onondaga County Res Rec                            6.625         05/01/00        05/17/99(c)        10,046,581
  8,260     Onondaga County Res Rec                            6.875         05/01/06        01/12/04(c)         8,841,587
  6,830     Onondaga County Res Rec                            7.000         05/01/15        05/01/02(b)         7,382,001
  4,400     Onondaga IDA (Crouse Irving Hospital)              7.900         01/01/17        01/01/03(b)         4,955,720
    110     Onondaga IDA (Sysco Foods)                         7.750         04/01/03        04/01/98(b)           111,067
  1,485     Orange IDA (Kingston Manufacturing)                7.250         11/01/03        07/19/01(c)         1,532,238
     40     Orange IDA (Mental Health)                         6.000         05/01/08          -----                43,469
  1,805     Oswego County Res Rec                              6.500         06/01/04        05/23/03(c)         1,941,007
     50     Philadelphia, NY GO                                7.500         12/15/09          -----                62,172
     75     Port Authority NY/NJ (Delta Airlines)              6.950         06/01/08        06/01/02(b)            82,546
  1,000     Port Authority NY/NJ (KIAC)                        6.750         10/01/11        05/03/10(c)         1,111,530
 10,000     Port Authority NY/NJ (KIAC)                        7.000         10/01/07        05/02/05(c)        11,371,800
     30     Port Authority NY/NJ, 39th Series                  5.800         02/01/07        02/01/98(b)            30,038
     15     Port Authority NY/NJ, 46th Series                  5.500         10/01/08        04/01/98(b)            15,308
     20     Port Authority NY/NJ, 51st Series                  9.000         11/01/14        11/01/99(b)            21,702
     45     Port Authority NY/NJ, 52nd Series                  6.000         03/01/03        03/01/98(b)            45,548
     45     Port Authority NY/NJ, 67th Series                  7.000         12/01/14        06/01/98(b)            46,398
     30     Port Authority NY/NJ, 83rd Series                  6.375         10/15/17        10/15/02(b)            32,612
     75     Port Authority NY/NJ, 83rd Series                  6.875         01/01/25        01/01/00(b)            79,486
     15     Portchester Community Devel. Corp.                 8.100         08/01/10        04/04/05(c)            16,119
  1,847     Puerto Rico Aqueduct & Sewer (i)                   7.250         03/21/00        04/03/99(c)         1,885,931
     30     Puerto Rico Commonwealth Infrastructure            0.000(+)      07/01/01        07/01/98(b)            29,956
  8,580     Puerto Rico Commonwealth Infrastructure            7.500         07/01/09        07/01/98(b)         8,919,082
    265     Puerto Rico Commonwealth Infrastructure            7.600         07/01/00        07/01/98(b)           275,062
      5     Puerto Rico Commonwealth Infrastructure            7.700         07/01/01        07/01/98(b)             5,190
  8,380     Puerto Rico Commonwealth Infrastructure            7.750         07/01/08        07/01/98(b)         8,721,485
 10,000     Puerto Rico Commonwealth Infrastructure            7.900         07/01/07        07/01/98(b)        10,414,800
    170     Puerto Rico Electric                               6.000         07/01/10        07/01/99(b)           173,585
     25     Puerto Rico Electric                               6.000         07/01/16(s)     07/01/06(b)            26,786
     30     Puerto Rico Electric                               6.000         07/01/16(s)     07/01/06(b)            32,483
    120     Puerto Rico Electric                               7.000         07/01/07        07/01/99(b)           126,509
    115     Puerto Rico Electric                               7.125         07/01/14        07/01/99(b)           122,363
     10     Puerto Rico Electric                               7.125         07/01/14        07/01/99(b)            10,580
      5     Puerto Rico GO                                     6.000         07/01/14        07/01/04(b)             5,323
  1,105     Puerto Rico GO                                     8.000         07/01/06        07/01/98(b)         1,147,266
  1,800     Puerto Rico GO YCN                                 7.634(r)      07/01/08        07/01/02(b)         2,031,750
    500     Puerto Rico HBFA                                   6.100         10/01/15(s)     04/01/07(b)           527,405
     25     Puerto Rico HFC                                    0.000         10/15/04        09/15/98(b)            15,444
     45     Puerto Rico HFC                                    0.000         04/15/08        09/15/98(b)            21,366
    100     Puerto Rico HFC                                    6.650         10/15/10        10/01/01(b)           105,772
     45     Puerto Rico HFC                                    6.800         10/01/99          -----                46,490
     10     Puerto Rico HFC                                    6.900         04/15/98          -----                10,066
     40     Puerto Rico HFC                                    7.000         04/01/00          -----                41,592
     15     Puerto Rico HFC                                    7.000         04/15/99          -----                15,386
     10     Puerto Rico HFC                                    7.100         04/01/02        04/01/00(b)            10,589
     15     Puerto Rico HFC                                    7.100         10/15/00        10/01/98(b)            15,504
     65     Puerto Rico HFC                                    7.300         04/01/06        04/01/00(b)            68,816
     30     Puerto Rico HFC                                    7.400         04/01/07        04/01/00(b)            31,823
     20     Puerto Rico HFC                                    7.450         10/15/09        09/27/00(b)            21,311

LIMITED TERM NEW YORK MUNICIPAL FUND                                         STATEMENT OF INVESTMENTS -- DECEMBER 31, 1997
                                                                                             Effective
 Face Amount                                                                                  Maturity
(000) Omitted          Description                             Coupon        Maturity           Date*         Market Value
--------------------------------------------------------------------------------------------------------------------------
$ 1,075     Puerto Rico HFC                                    7.500%        10/01/15(s)     04/01/00(b)      $  1,140,984
     10     Puerto Rico HFC                                    7.500         10/15/12        09/27/00(b)            10,655
  8,610     Puerto Rico HFC                                    7.500         04/01/22(s)     04/01/00(b)         9,151,655
    275     Puerto Rico HFC                                    7.650         10/15/22        09/27/00(b)           293,464
    270     Puerto Rico HFC                                    8.250         06/01/11(s)     06/01/98(b)           271,010
    275     Puerto Rico IME (Abbott Labs)                      6.500         07/01/09        07/01/98(b)           279,532
     10     Puerto Rico IME (Baxter Travenol)                  8.000         09/01/12        09/01/98(b)            10,529
    500     Puerto Rico IME (Motorola) (q)                     6.750         01/01/14        01/01/02(b)           554,195
  3,500     Puerto Rico IME (PepsiCo)                          6.250         11/15/13        11/15/02(b)         3,797,255
    640     Puerto Rico IME (Squibb)                           6.500         07/01/04        07/01/98(b)           649,216
  1,020     Puerto Rico IME (Upjohn)                           7.500         12/01/23        12/01/98(b)         1,086,218
     40     Puerto Rico Port Authority                         5.750         07/01/02        07/01/98(b)            40,029
    125     Puerto Rico Port Authority                         7.300         07/01/07        07/01/98(b)           125,198
    367     Puerto Rico Port Authority (Computer Lease) (i)    9.000         05/15/99        11/19/98(c)           387,301
     30     Puerto Rico Public Buildings Authority             6.000         07/01/12        07/01/99(b)            30,537
  2,015     Puerto Rico TEMEC (MGH)                            6.500         07/01/12(s)     07/01/08(b)         2,190,124
  1,045     Puerto Rico TEMEC (RMH)                            6.400         05/01/09        05/01/06(b)         1,122,539
    105     Puerto Rico Urban Renewal                          7.875         10/01/04        10/01/99(b)           112,407
  1,360     Putnam IDA (Brewster Plastics)                     7.375         12/01/08        08/11/04(c)         1,459,878
     35     Radisson Senior Citizens Hsg.                     12.000         11/01/11(s)     05/01/98(b)            36,904
    125     Rensselaer Hsg. Authority (Renwyck)                7.650         01/01/11(s)     01/01/03(b)           136,588
  1,440     Rensselaer Municipal Leasing Corp.                 6.250         06/01/04        12/28/02(c)         1,554,898
     20     Riverhead Hsg. Devel. Corp.                        8.250         08/01/10        02/01/98(b)            20,733
  3,250     Rochester Hsg. Authority (Crossroads)              7.300         07/01/05        05/02/02(c)         3,561,708
    795     Rochester Hsg. Authority (Stonewood)               5.900         09/01/09        11/16/04(c)           817,173
    365     Rockland Gardens Hsg.                             10.500         05/01/11        05/01/98(b)           389,528
    690     Rockland IDA (DC)                                  7.000         03/01/03        04/21/01(c)           734,436
    225     Roxbury CSD                                        6.400         06/15/10        06/15/07(b)           252,531
    235     Roxbury CSD                                        6.400         06/15/11        06/15/07(b)           262,963
    245     Saratoga IDA (ARC)                                 7.250         03/01/01        03/10/00(c)           252,754
    360     Saratoga IDA (City Center)                        10.000         10/01/08        10/01/99(b)           392,141
  2,150     Saratoga IDA (Saratoga Sheraton)                   6.750         12/31/07        02/12/03(c)         2,306,112
     50     Schodack IDA (Hamilton Printing)                   7.600         07/01/00          -----                50,760
     60     Schodack IDA (Hamilton Printing)                   7.625         07/01/01          -----                62,808
    120     Schuyler IDA (Cargill)                             7.900         04/01/07        10/01/98(b)           127,463
    135     Springville HDC (Springbrook)                      5.950         01/01/10        01/13/05(c)           140,647
     25     St. Casimer's Elderly Hsg.                         7.000         09/01/98          -----                25,257
    960     St. Casimer's Elderly Hsg.                         7.375         09/01/10        03/01/98(b)           994,810
     10     Suffolk County GO                                  6.400         02/01/00          -----                10,068
      5     Suffolk County GO                                  6.700         08/01/02          -----                 5,073
    240     Suffolk IDA (Dowling College)                      6.500         12/01/06          -----               253,262
  1,035     Suffolk IDA (Huntington Res Rec)                   5.150(w)      10/01/99          -----             1,035,673
  6,395     Suffolk IDA (Huntington Res Rec)                   5.150(w)      10/01/00          -----             6,447,951
  6,875     Suffolk IDA (Huntington Res Rec)                   5.350(w)      10/01/01          -----             6,991,806
  7,390     Suffolk IDA (Huntington Res Rec)                   5.450(w)      10/01/02          -----             7,584,209
  7,945     Suffolk IDA (Huntington Res Rec)                   5.500(w)      10/01/03          -----             8,195,347
  1,785     Suffolk IDA (L.I. ACLD)                            7.350         08/01/09(s)     08/01/99(g)         1,886,567
     20     Suffolk IDA (Marbar)                               8.150         03/01/04        03/01/98(b)            20,186
     25     Suffolk IDA (Marbar)                               8.200         03/01/05        03/01/98(b)            25,102
     60     Suffolk IDA (OPWC)                                 7.000         11/01/02        01/30/01(c)            61,004
    380     Suffolk IDA (Printing Assoc.)                      7.013(v)      12/01/01        07/01/98(f)           380,000
  1,300     Suffolk IDA (Rimland Facilities)                   6.188(v)      12/01/04        06/01/98(f)         1,300,000
      5     Suffolk Water Authority                            7.375         06/01/12(s)     06/01/98(b)             5,219
  2,365     Sunnybrook Elderly Hsg. Corp.                     11.250         12/01/14(s)     04/01/98(b)         2,509,738
     67     Syracuse IDA (543 E. Genesee St.)                  6.205(v)      12/01/98        07/12/98(c)            67,547
    930     Syracuse IDA (Rockwest Center)                     7.000         12/01/05        11/01/02(c)           972,799
    400     Syracuse IDA (Rockwest Center)                     7.250         06/01/03        02/23/01(c)           435,856
  1,025     Syracuse IDA (St. Joseph's Hospital)               7.250         06/01/01        01/02/00(c)         1,102,316
    300     Tompkins Healthcare                               10.800         02/01/28        08/01/05(b)           400,047
    195     Tompkins IDA (Kendall at Ithaca)                   7.875         06/01/15(s)     06/01/05(b)           211,495
  3,755     Tonawanda HDC (Tonawanda Towers)                   6.150         10/01/11        09/05/06(c)         3,930,659

LIMITED TERM NEW YORK MUNICIPAL FUND                                         STATEMENT OF INVESTMENTS -- DECEMBER 31, 1997
                                                                                             Effective
 Face Amount                                                                                  Maturity
(000) Omitted          Description                             Coupon        Maturity           Date*         Market Value
--------------------------------------------------------------------------------------------------------------------------
$    60     Triborough Bridge & Tunnel Authority               6.000%        01/01/13(s)     01/01/00(b)      $     61,865
     10     Triborough Bridge & Tunnel Authority               6.625         01/01/17        01/01/05(b)            10,821
     80     Tupper Lake Housing Devel.                         8.125         10/01/10        03/15/02(b)            80,664
  1,600     Union Elderly Hsg.                                10.000         04/01/13(s)     04/01/98(b)         1,659,520
      5     Union Elderly Hsg.                                11.000         04/01/00        04/01/98(b)             5,077
    855     Union Hsg. (Methodist Homes)                       6.800         11/01/04        02/28/02(c)           906,197
     95     Union Hsg. (Methodist Homes)                       7.900         04/01/98          -----                95,728
    475     United Nations Devel. Corp.                        5.400         07/01/14(s)     07/01/99(b)           476,287
  1,275     United Nations Devel. Corp.                        5.500         07/01/17(s)     07/01/99(b)         1,278,812
    380     University of V. I.                                6.500         10/01/99        04/06/99(c)           387,296
    500     University of V. I.                                7.500         10/01/09        10/01/04(b)           569,930
    500     University of V. I.                                7.650         10/01/14        10/01/04(b)           571,075
     10     Utica Hsg. Corp. (Brookhaven)                      0.000         07/01/99          -----                 8,707
    100     Utica Hsg. Corp. (Brookhaven)                      0.000         01/01/99          -----                91,184
     40     Utica Senior Citizen Hsg.                          0.000         01/01/02          -----                27,506
     35     Utica Senior Citizen Hsg.                          0.000         01/01/98          -----                35,000
    100     Utica Senior Citizen Hsg.                          6.500         04/15/08        04/15/06(b)           111,179
     10     Valley Health & Devel. Corp.                       7.850         02/01/02        06/02/99(c)            10,644
     25     Valley Health & Devel. Corp.                      11.300         02/01/23        12/15/00(b)            30,443
    100     Valley Health & Devel. Corp.                      11.300         02/01/07        08/01/00(b)           121,859
 17,890     V. I. Airport                                      8.100         10/01/05        10/01/98(b)        18,625,100
    722     V. I. GO (Hugo Insurance Claims Program)           7.750         10/01/06(s)     10/01/99(g)           803,933
     15     V. I. HFA                                          7.550         06/01/03        12/01/98(a)            15,799
    260     V. I. Highway                                      7.650         10/01/99          -----               275,644
  1,060     V. I. Port Authority (Marine Division)             7.400         11/01/99        05/01/98(b)         1,062,777
    845     V. I. Port Authority (Marine Division)             7.550         11/01/99        05/01/98(b)           850,915
    525     V. I. Public Finance Authority                     6.500         10/01/99        04/06/99(c)           543,239
    355     V. I. Public Finance Authority                     6.625         10/01/99        04/09/99(c)           368,071
  1,500     V. I. Public Finance Authority                     6.800         10/01/00          -----             1,594,560
  2,000     V. I. Public Finance Authority                     7.250         10/01/18(s)     10/01/02(b)         2,245,820
    250     V. I. Public Finance Authority                     7.700         10/01/04        10/01/99(b)           265,733
  1,870     V. I. Water & Power                                7.200         01/01/02        08/05/00(c)         1,960,714
 13,170     V. I. Water & Power                                7.400         07/01/11(s)     01/01/00(g)        14,444,014
 16,100     V. I. Water & Power                                8.500         01/01/10        07/01/98(b)        17,042,172
    100     Watervliet Elderly Hsg. Corp.                      8.000         11/15/02        04/15/98(b)           101,859
     95     Watervliet Elderly Hsg. Corp.                      8.000         11/15/00        04/15/98(b)            96,766
     95     Watervliet Elderly Hsg. Corp.                      8.000         11/15/01        04/15/98(b)            96,766
     45     Wayne IDA (Hauser Machine)                         7.700         12/01/09        12/01/01(d)            47,453
    435     Westchester IDA (BAH)                              7.250         12/01/09        09/09/04(c)           465,054
  1,000     Westchester IDA (JBFS)                             6.500         12/15/02        07/14/01(c)         1,060,950
    570     Westchester IDA (JDAM)                             6.250         04/01/05        01/23/02(c)           604,901
  1,000     Westchester IDA (JDAM)                             6.750         04/01/16(s)     04/01/08(b)         1,073,240
     45     Yonkers IDA (Waldbaum)                             9.250         03/01/98        03/01/98(b)            45,335
--------------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BOND INVESTMENTS, AT VALUE (COST $882,212,998) -- 104.7%                                      $913,669,993
LIABILITIES IN EXCESS OF OTHER ASSETS -- (4.7%)                                                                (40,970,686)
                                                                                                              ------------
NET ASSETS -- 100.0%                                                                                          $872,699,307
                                                                                                              ============

 *   Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed:

          (a)  Date of prerefunded call.

          (b)  Optional call date; corresponds to the most conservative yield calculation.

          (c)  Average life due to mandatory (sinking fund) principal payments prior to maturity.

          (d)  Date of mandatory put.

          (e)  Date of conversion.

          (f)  Effective maturity corresponding to variable coupon payment date.

          (g)  Average life due to mandatory (sinking fund) principal payments prior to the stated optional call date.

(i)  Illiquid security--See Note 6 of Notes to Financial Statements.

(q)  Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
     These securities amount to $554,195, or 0.06% of the Fund's net assets, at December 31, 1997.

(r)  Interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at December 31, 1997.

(s)  Security also has mandatory sinking fund principal payments prior to maturity and an average life which is shorter than the stated final maturity.

(v)  Variable rate security that fluctuates as a percentage of prime rate.

(w)  When-issued security--See Note 3 of Notes to Financial Statements.

(+)  Security will convert to a fixed coupon at a date prior to maturity.


                                      See accompanying Notes to Financial Statements.

            LIMITED TERM NEW YORK MUNICIPAL FUND - DECEMBER 31, 1997

--------------------------------------------------------------------------------

PORTFOLIO ABBREVIATIONS

To simplify the listings of the Limited Term New York Municipal Fund's holdings in the Statement of Investments, we have abbreviated the descriptions of many of the securities per the table below:

ACLD                  Association for Children with Learning
                        Disabilities
ACLDD                 Adults and Children with Learning
                        and Developmental Disabilities
ARC                   Association of Retarded Citizens
BAH                   Beth Abraham Hospital
BHMS                  Brooklyn Heights Montessori School
BLH                   Bronx Lebanon Hospital
CCM                   Comprehensive Care Management
CDD                   Center for Developmental Disabilities
CNR                   College of New Rochelle
Con Ed                Consolidated Edison Co.
COP                   Certificate of Participation
CSD                   Central School District
DC                    Dominican College
ECC                   Erie Community College
EPG                   Elmhurst Parking Garage
ERDA                  Energy Research and
                        Development Authority
GAINS                 Growth and Income Securities
GO                    General Obligation
G&E                   Gas and Electric
G&H                   Geriatric and Healthcare
HBFA                  Housing Bank and Finance Agency
HDC                   Housing Development Corporation
HELP                  Homeless Economic Loan Program
HFA                   Housing Finance Agency
HFC                   Housing Finance Corporation
H&N                   Hospital and Nursing
IDA                   Industrial Development Authority
IME                   Industrial Medical and Environmental
JBFS                  Jewish Board of Family Services
JDAM                  Julia Dyckman Angus Memorial
LGSC                  Local Government Services Corporation
L.I.                  Long Island
LILCO                 Long Island Lighting Corporation
LIMO                  Limited Interest Municipal Obligation
MEET                  Manhattan Eye, Ear and Throat
MGH                   Mennonite General Hospital
MTA                   Metropolitan Transit Authority
OPWC                  Ocean Park Water Corporation
PRAMS                 Prudential Receipts of Accrual
                        Municipal Securities
PCP                   Pooled Capital Program
PCR                   Pollution Control Revenue
Res Rec               Resource Recovery Facility
RG&E                  Rochester Gas and Electric
RMH                   Ryder Memorial Hospital
RSP                   Riverbank State Park
SCSB                  Schuyler Community Services Board
SONYMA                State of New York Mortgage Agency
SWMA                  Solid Waste Management Authority
TEMEC                 Tourist, Educational, Medical and
                        Environmental Control
UCP                   United Cerebral Palsy
UDC                   Urban Development Corporation
V. I.                 United States Virgin Islands
WHMC                  Wyckoff Heights Medical Center
WWH                   Wyandach/Wheatley Heights
YCN                   Yield Curve Note

--------------------------------------------------------------------------------
INDUSTRY CONCENTRATIONS

The Fund had the following concentrations at December 31, 1997 (as a percentage of total net assets):
                                                           # of       % of Total
                                                          Issuers     Net Assets
                                                          -------     ----------
General Obligation                                           12         26.8%
Hospital/Healthcare                                          48         15.2%
Multi-Family Housing                                         41          8.5%
Resource Recovery                                             4          7.7%
Single-Family Housing                                        39          7.0%
Electric Utilities                                           13          6.3%
Higher Education                                             20          5.3%
Lease Rental                                                 17          4.3%
Marine/Aviation Facilities                                   11          4.3%
Sales Tax Revenue                                             1          3.3%
Corporate Backed                                             21          3.2%
Highways/Railways                                             4          2.7%
Water Utilities                                               6          2.4%
NonProfit Organization                                       14          2.0%
Pollution Control                                             4          1.5%
Manufacturing, Non-Durable Goods                             15          1.4%
Education                                                     6          1.2%
Manufacturing, Durable Goods                                 11          1.0%
Other                                                         5          0.6%
                                                                       ------
Total                                                                  104.7%
                                                                       ======
--------------------------------------------------------------------------------

ASSET COMPOSITION TABLE
DECEMBER 31, 1997 (UNAUDITED)

                      Percentage
Rating              of Investments
----------------------------------
AAA                      14.2%
AA                       11.3%
A                        39.5%
BBB                      31.6%
BB                        0.4%
B                         0.0%
CCC                       0.0%
CC                        0.0%
C                         0.0%
Not Rated                 3.0%
                        ------
Total                   100.0%
                        ======


ALL bonds are current with their debt service requirements. Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager and the Fund's Board of Trustees are included in the "Not Rated" category. For further information see "Credit Quality" in the Prospectus.

                              LIMITED TERM NEW YORK MUNICIPAL FUND
----------------------------------------------------------------------------------------------
                              STATEMENT OF ASSETS AND LIABILITIES
                                       DECEMBER 31, 1997
ASSETS
    Investments, at value(cost $882,212,998)--see accompanying statement         $ 913,669,993
    Receivables:
      Interest                                                                      17,566,929
      Investments sold                                                              17,503,468
      Shares of beneficial interest sold                                             3,604,093
    Other                                                                              502,352
                                                                                 -------------
    Total assets                                                                   952,846,835
                                                                                 -------------
LIABILITIES
    Bank overdraft                                                                   1,088,580
    Payables and other liabilities:
      Investments purchased                                                         76,495,885
      Shares of beneficial interest redeemed                                         1,673,135
      Dividends                                                                        266,131
      Trustees' fees                                                                     9,044
      Other                                                                            614,753
                                                                                 -------------
    Total liabilities                                                               80,147,528
                                                                                 -------------
NET ASSETS                                                                       $ 872,699,307
                                                                                 =============
----------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
    Paid-in capital                                                              $ 850,109,599
    Undistributed net investment income                                                411,938
    Accumulated net realized loss on investment transactions                        (9,279,225)
    Net unrealized appreciation on investments--Note 3                              31,456,995
                                                                                 -------------
    Net assets                                                                   $ 872,699,307
                                                                                 =============
----------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
    CLASS A SHARES:
     Net asset value and redemption price per share (based on net assets of
       $771,827,797 and 231,056,256 shares of beneficial interest outstanding)           $3.34

     Maximum offering price per share (net asset value plus sales charge of
       3.50% of offering price)                                                          $3.46
----------------------------------------------------------------------------------------------
    CLASS B SHARES:
     Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $21,499,963 and 6,443,045 shares of beneficial
       interest outstanding)                                                             $3.34
----------------------------------------------------------------------------------------------
    CLASS C SHARES:
     Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $26,861,858 and 8,056,501 shares of beneficial
       interest outstanding)                                                             $3.33
----------------------------------------------------------------------------------------------
    CLASS X SHARES:
     Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $52,509,689 and 15,691,606 shares of beneficial
       interest outstanding)                                                             $3.35
----------------------------------------------------------------------------------------------
                         See accompanying Notes to Financial Statements.

            LIMITED TERM NEW YORK MUNICIPAL FUND
-----------------------------------------------------------
STATEMENT OF OPERATIONS
For the Year Ended December 31, 1997

INVESTMENT INCOME:
   Interest                                     $45,174,691
                                             --------------
EXPENSES:
   Management fees--Note 4                        3,140,951
   Distribution and service plan
     fees--Note 4:
   Class A                                        1,654,936
   Class B                                           65,535
   Class C                                           84,310
   Class X                                          371,602
   Transfer and shareholder servicing
     agent fees--Note 4:
   Class A                                          311,508
   Class B                                            4,741
   Class C                                            3,819
   Class X                                           29,561
   Accounting service fees--Note 4                  225,111
   Registration and filing fees                     129,219
   Shareholder reports                               92,011
   Custodian fees and expenses                       89,285
   Legal and auditing fees                           62,239
   Trustees' fees and expenses                       35,788
   Other                                             71,591
   Interest                                         172,423
                                             --------------
     Total expenses                               6,544,630
     Less expenses paid indirectly                  (77,568)
                                             --------------
     Total net expenses                           6,467,062
                                             --------------
NET INVESTMENT INCOME                            38,707,629
                                             --------------
REALIZED AND UNREALIZED GAIN:
     Net realized gain on investments             1,075,860
     Net change in unrealized appreciation
       or depreciation on investments            16,726,487
                                             --------------
     Net realized and unrealized gain            17,802,347
                                             --------------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                     $56,509,976
                                             ==============


--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31,                              1997                1996
                                                     ----                ----
OPERATIONS:
   Net investment income                        $  38,707,629     $  34,000,693
   Net realized gain (loss)                         1,075,860          (242,301)
   Net change in unrealized appreciation
     or depreciation                               16,726,487        (2,445,222)
                                                -------------     -------------
   Net increase in net assets
     resulting from operations                     56,509,976        31,313,170
--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO
   SHAREHOLDERS:
   Dividends from net investment
     income:
     Class A                                      (35,761,666)      (32,233,558)
     Class B                                         (287,084)             --
     Class C                                         (369,152)             --
     Class X                                       (2,357,890)       (1,354,963)
--------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS:
   Net increase in net assets resulting
     from beneficial interest
     transactions--Note 2:
     Class A                                      121,589,384        68,975,038
     Class B                                       21,302,795              --
     Class C                                       26,613,801              --
     Class X                                       10,459,393        24,348,503
--------------------------------------------------------------------------------
NET ASSETS:
Total increase                                    197,699,557        91,048,190
Beginning of period                               674,999,750       583,951,560
                                                -------------     -------------
End of period (including undistributed
   net investment income of $411,938
   and $480,101, respectively)                  $ 872,699,307     $ 674,999,750
                                                =============     =============


                See accompanying Notes to Financial Statements.

LIMITED TERM NEW YORK MUNICIPAL FUND
FINANCIAL HIGHLIGHTS

                                                                                         CLASS A
                                                       ----------------------------------------------------------------------------

                                                                                   Year Ended December 31,

                                                           1997            1996(h)         1995            1994            1993
                                                       -----------     -----------     -----------     -----------     -----------
PER SHARE OPERATING DATA:
Net asset value, beginning of period                         $3.26           $3.28           $3.15           $3.33           $3.18
                                                       -----------     -----------     -----------     -----------     -----------
Income (loss) from investment operations:
  Net investment income                                       0.17            0.17            0.18            0.16            0.17
  Net realized and unrealized gain (loss)                     0.08           (0.02)           0.13           (0.18)           0.15
                                                       -----------     -----------     -----------     -----------     -----------
Total income (loss) from investment operations                0.25            0.15            0.31           (0.02)           0.32
                                                       -----------     -----------     -----------     -----------     -----------
Dividends and distributions to shareholders:
  Dividends from net investment income                       (0.17)          (0.17)          (0.18)          (0.16)          (0.17)
                                                       -----------     -----------     -----------     -----------     -----------
Total dividends and distributions to shareholders            (0.17)          (0.17)          (0.18)          (0.16)          (0.17)
                                                       -----------     -----------     -----------     -----------     -----------
Net asset value, end of period                               $3.34           $3.26           $3.28           $3.15           $3.33
                                                       ===========     ===========     ===========     ===========     ===========
TOTAL RETURN, AT NET ASSET VALUE (C)                          8.01%           4.82%          10.01%          (0.60%)         10.06%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                  $771,828        $634,172        $567,537        $496,452        $457,860
Average net assets (in thousands)                         $677,376        $606,742        $520,990        $491,038        $309,676
Ratios to average net assets:
  Net investment income                                       5.27%           5.37%           5.44%           5.12%           4.94%
  Expenses (e)                                                0.83%           0.89%           0.90%           0.89%           0.89%
  Expenses (excluding interest) (e) (f)                       0.81%           0.83%           0.84%           0.84%           0.86%
Portfolio turnover rate (g)                                  27.14%          24.35%          22.34%          34.58%          17.08%
-----------------------------------------------------------------------------------------------------------------------------------
(c)   Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(e) Beginning in fiscal 1995, the expense ratios reflect the effect of gross expenses paid indirectly by the Fund. Prior year expense ratios have not been adjusted.

(f) During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.

(g) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1997 were $436,262,952 and $207,375,622, respectively.

(h) On January 4, 1996, OppenheimerFunds, Inc. became the investment advisor to the Fund.

See accompanying Notes to Financial Statements.


LIMITED TERM NEW YORK MUNICIPAL FUND
FINANCIAL HIGHLIGHTS

                                                             CLASS B        CLASS C                      CLASS X
                                                           -------------  -------------  -------------------------------------------

                                                           Period Ended   Period Ended            Year Ended December 31,
                                                           December 31,   December 31,
                                                             1997 (b)       1997 (b)         1997          1996(h)        1995(a)
                                                            ----------     ----------     ----------     ----------     ----------
PER SHARE OPERATING DATA:
Net asset value, beginning of period                             $3.25          $3.25          $3.27          $3.28          $3.21
                                                            ----------     ----------     ----------     ----------     ----------
Income (loss) from investment operations:
  Net investment income                                           0.10           0.10           0.16           0.16           0.11
  Net realized and unrealized gain (loss)                         0.09           0.08           0.08          (0.01)          0.07
                                                            ----------     ----------     ----------     ----------     ----------
Total income from investment operations                           0.19           0.18           0.24           0.15           0.18
                                                            ----------     ----------     ----------     ----------     ----------
Dividends and distributions to shareholders:
  Dividends from net investment income                           (0.10)         (0.10)         (0.16)         (0.16)         (0.11)
                                                            ----------     ----------     ----------     ----------     ----------
Total dividends and distributions to shareholders                (0.10)         (0.10)         (0.16)         (0.16)         (0.11)
                                                            ----------     ----------     ----------     ----------     ----------
Net asset value, end of period                                   $3.34          $3.33          $3.35          $3.27          $3.28
                                                            ==========     ==========     ==========     ==========     ==========
TOTAL RETURN, AT NET ASSET VALUE (C)                              5.89%          5.58%          7.44%          4.59%          5.65%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $21,500        $26,862        $52,510        $40,828        $16,415
Average net assets (in thousands)                               $9,873        $12,705        $49,563        $28,971         $8,869
Ratios to average net assets:
  Net investment income                                          4.18%(d)       4.22%(d)       4.75%          4.85%         5.21%(d)
  Expenses (e)                                                   1.56%(d)       1.54%(d)       1.35%          1.38%         0.90%(d)
  Expenses (excluding interest) (e) (f)                          1.55%(d)       1.52%(d)       1.33%          1.32%         0.85%(d)
Portfolio turnover rate (g)                                     27.14%         27.14%         27.14%         24.35%        22.34%

------------------------------------------------------------------------------------------------------------------------------------

(a)   For the period from May 1, 1995 (inception of offering) to December 31,
      1995.

(b) For the period from May 1, 1997 (inception of offering) to December 31, 1997.

(c) Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(d)   Annualized.

(e) Beginning in fiscal 1995, the expense ratios reflect the effect of gross expenses paid indirectly by the Fund. Prior year expense ratios have not been adjusted.

(f) During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.

(g) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1997 were $436,262,952 and $207,375,622, respectively.

(h) On January 4, 1996, OppenheimerFunds, Inc. became the investment advisor to the Fund.


      See accompanying Notes to Financial Statements.

LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1997


NOTE 1. SIGNIFICANT ACCOUNTING POLICIES:

The Limited Term New York Municipal Fund (the Fund), a series of Rochester Portfolio Series, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund's investment objective is to provide shareholders with as high a level of income exempt from federal, New York State and New York City personal income taxes as is consistent with its investment policies and prudent investment management. The Fund intends to invest primarily in a portfolio of investment grade obligations with a dollar weighted average effective maturity of five years or less. The Fund's investment adviser is OppenheimerFunds, Inc. (the Manager).

On May 1, 1997, the Fund redesignated the existing Class B shares as Class X shares and introduced two new classes of shares, designated as Class B and Class C.

The Fund offers Class A, Class B, Class C and Class X shares. Class A shares are sold with a front-end sales charge. Class B, Class C and Class X shares may be subject to a contingent deferred sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan, expenses directly attributable to a particular class and exclusive voting rights with respect to matters affecting a single class. Class B and Class X shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

INVESTMENT VALUATION AND TRANSACTIONS. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Long-term debt securities are valued at the mean between the bid and asked price using information available from a portfolio pricing service approved by the Board of Trustees, dealer-supplied valuations, provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current value, or analysis of various relationships between comparable securities. Securities for which market quotations are not readily available are valued at fair value under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Cost is determined and realized gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Interest income is recorded on the accrual basis. In computing net investment income, the Fund amortizes premiums and accretes original issue discount. For municipal bonds purchased after April 30, 1993 and subsequently sold at a gain, market discount is accreted at the time of sale (to the extent of the lesser of the accrued market discount or the disposition gain) and is treated as taxable income, rather than capital gain.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS. Delivery and payment for securities that have been purchased by the Fund on a forward commitment or when-issued basis can take place a month or more after the transaction date. Normally the settlement date occurs within six months of the purchase of municipal bonds and notes. However, the Fund may, from time to time, purchase municipal securities whose settlement date extends beyond six months and possibly as long as two years or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains, in a segregated account with its custodian, assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund's net asset value to the extent the Fund makes such purchases while remaining substantially fully invested.

ALLOCATION OF INCOME, EXPENSES, AND GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required. At December 31, 1997, the Fund had available for federal income tax purposes an unused capital loss carryover of approximately $9,100,000, which expires between 2002 and 2004.

DISTRIBUTIONS TO SHAREHOLDERS. The Fund intends to declare dividends separately for Class A, Class B, Class C and Class X shares from net investment income each day the New York Stock Exchange is open for business and pay such dividends monthly. Distributions from net realized gains on investments, if any, will be declared at least once each year.

CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain (loss) was recorded by the Fund.

CONCENTRATION IN NEW YORK ISSUERS. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

EXPENSE OFFSET ARRANGEMENTS. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

OTHER. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


NOTE 2. SHARES OF BENEFICIAL INTEREST:

The Fund has authorized an unlimited number of shares of beneficial interest of each class, par value $.01 per share. Transactions in shares of beneficial interest were as follows:

                                               YEAR ENDED                               YEAR ENDED
                                          DECEMBER 31, 1997(1)                      DECEMBER 31, 1996
                                      ------------------------------         ------------------------------
                                         SHARES           AMOUNT                SHARES           AMOUNT
-----------------------------------------------------------------------------------------------------------
CLASS A:
Sold ..............................    61,960,243      $ 204,296,595          46,954,523      $ 152,448,902
Dividends and distributions
  reinvested ......................     7,129,620         23,469,719           6,569,019         21,305,028
Redeemed ..........................   (32,348,973)      (106,176,930)        (32,312,398)      (104,778,892)
                                      -----------      -------------         -----------      -------------
Net increase ......................    36,740,890      $ 121,589,384          21,211,144      $  68,975,038
                                      ===========      =============         ===========      =============

-----------------------------------------------------------------------------------------------------------

CLASS B:
Sold ..............................     6,693,115      $  22,129,658                --        $        --
Dividends and distributions
  reinvested ......................        57,825            191,859                --                 --
Redeemed ..........................      (307,895)        (1,018,722)               --                 --
                                      -----------      -------------         -----------      -------------
Net increase ......................     6,443,045      $  21,302,795                --        $        --
                                      ===========      =============         ===========      =============

-----------------------------------------------------------------------------------------------------------

CLASS C:
Sold ..............................     8,331,782      $  27,526,872                --        $        --
Dividends and distributions
  reinvested ......................        85,390            283,099                --                 --
Redeemed ..........................      (360,671)        (1,196,170)               --                 --
                                      -----------      -------------         -----------      -------------
Net increase ......................     8,056,501      $  26,613,801                --        $        --
                                      ===========      =============         ===========      =============

-----------------------------------------------------------------------------------------------------------

CLASS X:
Sold ..............................     4,101,380      $  13,420,326           7,835,459      $  25,456,582
Dividends and distributions
  reinvested ......................       493,631          1,628,470             287,435            933,386
Redeemed ..........................    (1,395,249)        (4,589,403)           (630,627)        (2,041,465)
                                      -----------      -------------         -----------      -------------
Net increase ......................     3,199,762      $  10,459,393           7,492,267      $  24,348,503
                                      ===========      =============         ===========      =============

----------

(1)  For the year ended December 31, 1997 for Class A and Class X shares and for the period from
     May 1, 1997 (inception of offering) to December 31, 1997 for Class B and Class C shares.


NOTE 3. PORTFOLIO INFORMATION:

The Fund held $13,917,181 in inverse floating rate municipal bonds at December 31, 1997, which represents 1.59% of the Fund's net assets.

During 1997, 15.52% of interest income was derived from investments in U.S. territories which are exempt from federal, all states and New York City income taxes.

At December 31, 1997, net unrealized appreciation on investments of $31,456,995 was composed of gross appreciation of $31,809,209, and gross depreciation of $352,214.

Unrealized appreciation (depreciation) at December 31, 1997 based on cost of investments for federal income tax purposes of $882,251,101 was:

   Gross unrealized appreciation ............................    $31,783,065
   Gross unrealized depreciation ............................       (364,173)
                                                                 -----------
   Net unrealized appreciation ..............................    $31,418,892
                                                                 ===========

At December 31, 1997, investments in securities included issues that were purchased on a when-issued or delayed delivery basis. The Fund has recorded these commitments and is valuing the when-issued securities at current market value on each trading day. In addition, the Fund has segregated sufficient liquid debt securities with its custodian to cover these commitments. The Fund intends to invest no more than 10% of its net assets in when-issued or delayed delivery securities. The aggregate cost of securities purchased on a when-issued or delayed delivery basis at December 31, 1997 was $47,470,274, which represents 5.44% of the Fund's net assets. Information concerning these securities is as follows:

                                                                                                VALUATION PER UNIT
                                      FACE AMOUNT    ACQUISITION      DELIVERY       COST PER        AS OF
          SECURITY                  (IN THOUSANDS)       DATE           DATE           UNIT     DECEMBER 31, 1997
------------------------------------------------------------------------------------------------------------------
MTA Service Contract, Series R:
  5.20% due 7/1/08                       $2,785        10/31/97        4/2/98         99.208%       101.469%
  5.20% due 7/1/08                        5,160        10/31/97        4/2/98         99.208        101.469
  5.30% due 7/1/09                        1,420        10/31/97        4/2/98         99.156        101.565
  5.30% due 7/1/09                        2,915        10/31/97        4/2/98         99.156        101.565
------------------------------------------------------------------------------------------------------------------
NYS Dorm (City University):
  5.50% due 7/1/04                        2,000        10/27/97        4/2/98        102.376        104.010
  5.50% due 7/1/05                        1,500        10/27/97        4/2/98        102.389        103.941
  5.50% due 7/1/06                        2,020        10/27/97        4/2/98        102.319        104.060
------------------------------------------------------------------------------------------------------------------
Suffolk IDA (Huntington Res Rec):
  5.15% due 10/1/99                       1,035        1/28/97        7/29/99        100.000        100.065
  5.15% due 10/1/00                       6,395        1/28/97        7/29/99        100.000        100.828
  5.35% due 10/1/01                       6,875        1/28/97        7/29/99        100.000        101.699
  5.45% due 10/1/02                       7,390        1/28/97        7/29/99        100.000        102.628
  5.50% due 10/1/03                       7,945        1/28/97        7/29/99        100.000        103.151
------------------------------------------------------------------------------------------------------------------


NOTE 4. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:

Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.50% on the first $100 million of average annual net assets, 0.45% of the next $150 million, 0.40% of the next $1,750 million, and 0.39% on net assets in excess of $2 billion. During 1997, the Fund paid $3,140,951 to the Manager for management and investment advisory services.

Accounting fees paid to the Manager were in accordance with the accounting services agreement with the Fund which provides for an annual fee of $12,000 for the first $30 million of net assets and $9,000 for each additional $30 million of net assets. During 1997, the Fund paid $225,111 to the Manager for accounting and pricing services.

OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund, and for other registered investment companies. The Fund pays OFS an annual maintenance fee for each Fund shareholder account and reimburses OFS for its out-of-pocket expenses. During 1997, the Fund paid a total of $349,629 to OFS for transfer and shareholder servicing agent fees.

For the year ended December 31, 1997, commissions (sales charges paid by investors) on sales of Class A shares totaled $2,677,697, of which $473,852 was retained by OppenheimerFunds Distributor, Inc. (OFDI), a subsidiary of the Manager, as general distributor, and by an affiliated broker/dealer. Sales charges advanced to broker/dealers by OFDI on sales of the Fund's Class B, Class C and Class X shares totaled $648,027, $275,006 and $265,074, respectively, of which $3,032, $9,746 and $5,067, respectively, were paid to an affiliated broker/dealer. During the year ended December 31, 1997, OFDI received contingent deferred sales charges of $15,712, $9,187 and $82,642, respectively, upon redemption of Class B, Class C and Class X shares, as reimbursement for sales commissions advanced by OFDI at the time of sale of such shares.

The Fund has adopted a Service Plan for Class A shares to reimburse OFDI for a portion of its costs incurred in connection with the personal service and maintenance of shareholder accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the Fund. OFDI uses the service fee to reimburse brokers, dealers, banks and other financial institutions quarterly for providing personal service and maintaining accounts of their customers that hold Class A shares. During the year ended December 31, 1997, OFDI paid $17,777 to an affiliated broker/dealer as reimbursement for Class A personal service and maintenance expenses.

The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate OFDI for its costs in distributing Class B and Class C shares and servicing accounts. Under the Plans, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year on Class B and Class C shares for its services rendered in distributing Class B and Class C shares. OFDI also receives a service fee of 0.25% per year to compensate dealers for providing personal services for accounts that hold Class B and Class C shares. Each fee is computed on the average annual net assets of Class B and Class C shares, determined as of the close of each regular business day. During the year ended December 31, 1997, OFDI retained $65,563 and $84,618, respectively, as compensation for Class B and Class C sales commissions and service fee advances, as well as financing costs. If either Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for distributing shares before the Plan was terminated. At December 31, 1997, OFDI had incurred unreimbursed expenses of $642,821 for Class B and $452,980 for Class C.

The Fund has adopted a Distribution and Service Plan for Class X shares to compensate OFDI for its costs in distributing Class X shares and servicing accounts. Under the Plan, the Fund may pay OFDI an annual asset-based sales charge of up to 0.75% per year on Class X shares for its services rendered in distributing Class X shares. Currently, the Board of Trustees has limited the asset-based sales charge to 0.50% per year on Class X shares. OFDI also receives a service fee of 0.25% per year to compensate dealers for providing personal services for accounts that hold Class X shares. The fee is computed on the average annual net assets of Class X shares, determined as of the close of each regular business day. During the year ended December 31, 1997, OFDI paid $1,160 to an affiliated broker/dealer as reimbursement for Class X personal service and maintenance expenses and retained $312,896 as compensation for Class X sales commissions and service fee advances, as well as financing costs. If the Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for distributing shares before the Plan was terminated. At December 31, 1997, OFDI had incurred unreimbursed expenses of $444,572 for Class X.


NOTE 5. BANK BORROWINGS:

The Fund may borrow up to 10% of its total assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The Fund has entered into an agreement which enables it to participate with two other funds managed by the Manager in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.625%. In addition, a commitment fee of 0.07% is allocated among the three participating funds at the end of each quarter, based on the average daily unused portion of the committed line. The commitment fee is allocated among the three funds based upon their respective average net assets for the period. The commitment fee allocated to the Fund for the year ended December 31, 1997 was $222.

The Fund had no borrowings outstanding at December 31, 1997. For the year ended December 31, 1997, the average monthly loan balance was $2,647,453 at an average interest rate of 6.352%. The maximum amount of borrowings outstanding at any month-end was $20,870,000.


NOTE 6.  ILLIQUID AND RESTRICTED SECURITIES:

At December 31, 1997, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily-available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limit. The aggregate value of illiquid securities subject to this limitation at December 31, 1997 was $4,427,676, which represents 0.51% of the Fund's net assets.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Trustees of Rochester Portfolio Series

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Limited Term New York Municipal Fund (the sole portfolio constituting Rochester Portfolio Series, hereafter referred to as the Fund) at December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as financial statements) are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for the opinion expressed above.



/s/ PRICE WATERHOUSE LLP
----------------------------
    PRICE WATERHOUSE LLP


Denver, Colorado
January 28, 1998


================================================================================


FEDERAL TAX INFORMATION (UNAUDITED)

In early 1998, shareholders received information regarding all dividends and distributions paid to them by the Fund during calendar year 1997. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

None of the dividends paid by the Fund during the year ended December 31, 1997 are eligible for the corporate dividend-received deduction. 100% of the dividends were derived from interest on municipal bonds and are not subject to federal, New York State and New York City income taxes. For the state income tax reporting purposes of non-New York State shareholders, the distribution breaks down as follows: New York State (84.48%), Guam (2.58%), Puerto Rico (2.90%), Virgin Islands (9.52%), American Samoa (0.52%).

During 1997, 22.39% of this tax-exempt income was derived from "private activity bonds". These are municipal bonds used to finance privately operated facilities. The interest on these bonds is not taxable for most investors. For the few investors subject to the alternative minimum tax, the interest from these bonds is considered a preference item.

The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

       LIMITED TERM
[LOGO] NEW YORK
       MUNICIPAL FUND

THE ROCHESTER FUNDS
A Division of OppenheimerFunds, Inc
350 Linden Oaks
Rochester, NY  14625-2807
1-716-383-1300

INVESTMENT ADVISOR
OppenheimerFunds, Inc.
Two World Trade Center
New York, NY  10048-0203

DISTRIBUTOR
OppenheimerFunds Distributor, Inc.
Two World Trade Center
New York, NY  10048-0203

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
950 Seventeenth Street, Suite 2500
Denver, CO  80202-2872

TRANSFER AND SHAREHOLDER SERVICING AGENT
OppenheimerFunds Services
PO Box 5270
Denver, CO  80217-5270

RAO355.001.0198 February 28, 1998

     This Annual Report is for the information of shareholders of Limited Term New York Municipal Fund. It must be preceded or accompanied by a current prospectus for the Fund.

     Shares of the Fund are not deposits or obligations of any bank, are not guaranteed by any bank, and are not insured by the FDIC or any other agency and involve investment risks, including the possible loss of the principal amount invested.

     CALL OUR TOLL-FREE CUSTOMER SERVICE TODAY AT 1-800-525-7048 FOR MORE INFORMATION ON HOW TO TAKE ADVANTAGE OF YOUR FINANCIAL RELATIONSHIP WITH THE OPPENHEIMERFUNDS FAMILY.

--------------------------------------------------------------------------------

[LOGO] OPPENHEIMERFUNDS[SM]
       OppenheimerFunds Distributor, Inc.
       Rochester Division
       350 Linden Oaks
       Rochester, NY 14625-2807


                                                          Bulk Rate
                                                          US Postage
                                                             PAID
                                                        Rochester, NY
                                                        Permit No. 491